DECEMBER 21, 2006 SUPPLEMENT
                                       TO
                    MONTEAGLE FIXED INCOME FUND (the "Fund")
                       PROSPECTUS DATED DECEMBER 21, 2006

     On November 22, 2006 the Fund's Board of Trustees approved Ultimus Fund Distributors, LLC as distributor and principal underwriter for the Fund's shares, and Ultimus Fund Solutions, LLC as transfer agent for the Fund's shares. These changes become effective on February 2, 2007. Until February 2, 2007, the following disclosure replaces the disclosure in the Fund's current Prospectus dated December 21, 2006.

--------------------------------------------------------------------------------
                   THE FOLLOWING REPLACES THE SECTION ENTITLED
                            "OTHER SERVICE PROVIDERS"
                  (PAGE 13 OF THE PROSPECTUS UNTIL 02/02/07):
--------------------------------------------------------------------------------

     Citco Mutual Fund Distributors, Inc. (the "Distributor"), 83 General Warren Boulevard, Suite 200, Malvern, Pennsylvania 19355, is the sole distributor of shares of the Fund. The Distributor is a Delaware corporation, a broker-dealer registered with the SEC, and a member of the National Association of Securities Dealers. Employees of the Adviser may serve as registered representatives of the Distributor to facilitate distribution of shares of the Fund.

     The Distributor is a wholly-owned subsidiary of Citco Mutual Fund Services, Inc. ("CMFS"), a full service U.S. mutual fund back office servicing company which provides administration, fund accounting, transfer agency and dividend disbursing agency services to the Fund.

     The fees and other charges (except for any extraordinary expenses) associated with the Service Providers are paid by the Adviser.

--------------------------------------------------------------------------------
                  THE FOLLOWING REPLACES THE SECTION ENTITLED
                            "HOW TO CONTACT THE FUND"
                  (PAGE 14 OF THE PROSPECTUS UNTIL 02/02/07):
--------------------------------------------------------------------------------

HOW TO CONTACT THE FUND

WRITE TO US AT:
     Monteagle Funds
     6550 Directors Parkway
     Abilene, Texas 79606

OVERNIGHT ADDRESS:
     Monteagle Funds
     6550 Directors Parkway
     Abilene, Texas 79606

DISTRIBUTOR:
     Citco Mutual Fund Distributors, Inc.
     83 General Warren Blvd., Suite 200
     Malvern, Pennsylvania 19355

TELEPHONE US TOLL-FREE AT:
     (888) 263-5593

WIRE INVESTMENTS (OR ACH PAYMENTS) TO:
     Wachovia Bank NA
     ABA #031201467
     F/C Citco Mutual Fund Distributors, Inc.

FOR CREDIT TO:
     Account #2000021334711

FOR FURTHER CREDIT TO:
     The Monteagle Funds -
     Fixed Income Fund
     (Your Name)
     (Your Account Number)

--------------------------------------------------------------------------------
                  THE FOLLOWING REPLACES THE SECTION ENTITLED
                                 "IRA ACCOUNTS"
                  (PAGE 16 OF THE PROSPECTUS UNTIL 02/02/07):
--------------------------------------------------------------------------------

o IRA Accounts. Please note that a different procedure is used for opening Individual Retirement Accounts (IRAs). Please call Citco Mutual Fund Services, Inc. (the "Transfer Agent") at (888) 263-5593 for details.

--------------------------------------------------------------------------------
                  THE FOLLOWING REPLACES THE SECTION ENTITLED
                            "DISTRIBUTOR INFORMATION"
                 (BACK COVER OF THE PROSPECTUS UNTIL 02/02/07):
--------------------------------------------------------------------------------

                           MONTEAGLE FIXED INCOME FUND
                              MONTEAGLE VALUE FUND
                         MONTEAGLE LARGE CAP GROWTH FUND
                          MONTEAGLE QUALITY GROWTH FUND
                           MONTEAGLE SELECT VALUE FUND

                                 MONTEAGLE FUNDS
                             6550 DIRECTORS PARKWAY
                              ABILENE, TEXAS 79606
                             www.monteaglefunds.com

                    C/O CITCO MUTUAL FUND DISTRIBUTORS, INC.
                     83 GENERAL WARREN BOULEVARD, SUITE 200
                                MALVERN, PA 19355
                                 (888) 263-5593


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                               [GRAPHIC OMITTED]





                                    FIXED INCOME FUND
                                    PROSPECTUS
                                    DECEMBER 21, 2006
















The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                 [GRAPHIC OMITTED]
                                                  MONTEAGLE FUNDS

================================================================================
TABLE OF CONTENTS
================================================================================

RISK/RETURN SUMMARY.............................................  1

PERFORMANCE.....................................................  3

FEE TABLE.......................................................  5

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT
    STRATEGIES AND PRINCIPAL RISKS..............................  6

MANAGEMENT......................................................  9

YOUR ACCOUNT....................................................  14

    General Information.........................................  14

    Buying Shares...............................................  15

    Selling Shares..............................................  18

    Exchange Privileges.........................................  21

OTHER INFORMATION...............................................  23

FINANCIAL HIGHLIGHTS............................................  24

NOTICE OF PRIVACY POLICY AND PROCEDURES.........................  Inside
                                                                  Back Cover

OTHER FUND INFORMATION.........................................   Back Cover

    Types Of Information.......................................   Back Cover

    Where You Can Get This Information.........................   Back Cover

================================================================================
RISK/RETURN SUMMARY
================================================================================

CONCEPTS TO UNDERSTAND

A DEBT OR FIXED INCOME SECURITY is a security such as a bond or note that obligates the issuer to pay the security owner a specified sum of money at set intervals as well as repay the principal amount of the security at its maturity.

MATURITY means the date at which a debt security is due and payable.

DURATION is a measure of a security's average life that reflects the present value of the security's cash flow. Prices of securities with longer durations will fluctuate more in response to changes in interest rates. A duration of 5, for example, means the price of the bond will change by approximately 5% for a 1% change in yield.

UNITED STATES GOVERNMENT SECURITY is a debt security issued by the United States or any of its agencies or instrumentalities such as the Government National Mortgage Association.

INVESTMENT GOAL

The investment objective of the Monteagle Fixed Income Fund (the "Fund") is total return. The Fund will provide at least sixty (60) days notice before changing this policy.

PRINCIPAL INVESTMENT
STRATEGY

The Fund seeks to achieve its objective of total return through capital appreciation on the bonds and other securities held and income on those securities held. Under normal circumstances, at least 80% of the Fund's assets will be fixed income securities, including U.S. government securities, securities issued by agencies of the U.S. government, taxable municipal bonds and corporate debt securities with no more than 70% in any one category. The Fund, based on assessment of market conditions, will either lengthen or shorten the average maturity of the portfolio and/or switch between bonds of different sectors, with the view of maximizing the total return for the types of obligations purchased. The securities purchased will be with maturities ranging from overnight to 30 years.

PRINCIPAL RISKS OF
INVESTING IN THE FUND

You could lose money on your investment in the Fund and the Fund could under-perform other investments.

The principal risks of investing in the Fund include:

     o The Fund's share price, yield and total return could fluctuate in response to bond market movements.

     o The value of most bonds could fall when interest rates rise; the longer a bond's maturity and the lower its credit quality, the more its value typically falls.

     o The default of an issuer could leave the Fund with unpaid interest or principal. In this regard, it is important to note that entities such as Freddie Mac, Fannie Mae and FHLB, although chartered or sponsored by Congress, whether or not funded by the U.S. Government and the debt and/or mortgage-backed securities issued by them are neither guaranteed nor insured by the U.S. Government.

     o The Fund may invest in mortgage-backed and other similar securities. A decline in interest rates may result in losses in these securities' values and a reduction in their yields as the holders of the assets backing the securities prepay their debts.

     o The sub-adviser's judgment as to the value of a bond proves to be wrong.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST IN THE FUND

You may want to purchase shares of the Fund if:

     o Long term investors seeking a fund with an income and capital appreciation strategy;

     o Investors seeking to diversify their holdings with bonds and other fixed income securities;

     o    Investors  seeking higher potential  returns than a money market fund;
          and

     o    Investors willing to accept price  fluctuations in their  investments.

The Fund may NOT be appropriate for you if:

     o You want an investment that pursues stock market trends or focuses only on particular sectors or industries; or

     o    You are pursuing a short-term goal or investing emergency reserves.

================================================================================
PERFORMANCE
================================================================================

The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compared with those of a broad measure of bond market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

MONTEAGLE FIXED INCOME FUND

The bar chart shows the annual total return1 of the Fund for each full calendar year the Fund has operated.

                               ANNUAL TOTAL RETURN

                                [GRAPHIC OMITTED]

         11.31%      7.98%      9.31%      2.83%      1.68%      0.62%
          2000       2001       2002       2003       2004       2005


1 The Fund acquired all the assets and liabilities of the Monteagle Fixed Income Fund, a series of Unified Series Trust (the "Predecessor Fund"), in tax-free reorganization, effective as of July 14, 2006. The Fund is a continuation of the Predecessor Fund and, therefore, the bar chart reflects the Predecessor Fund's returns.

During the period shown, the highest return for a quarter was 5.76% (3rd quarter, 2001); and the lowest return was -0.59% (4th quarter, 2001). The year-to-date (01/01/06 - 09/30/06) performance was 2.16%.

The following table compares the Fund's average annual total returns as of December 31, 2005, to the Lehman Brothers Intermediate Government Credit Bond Index. To calculate the figures in the table that present the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. In certain cases the figure representing "Return After Taxes on Distributions" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown. Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account ("IRA") or a 401(k) plan, this information does not apply to your investment because such accounts are subject to taxes only upon distribution.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED 12/31/2005:

                                              ONE        FIVE         SINCE
                                              YEAR       YEARS     INCEPTION1

THE FUND
 Return Before Taxes                          1.62%      4.42%        5.46%
 Return After Taxes on Distributions2        -0.89%      2.62%        3.57%
 Return After Taxes on Distributions
   and Sale of Fund Shares2                   0.70%      2.78%        3.59%

LEHMAN BROTHERS INTERMEDIATE
 GOVT/CREDIT BOND INDEX
 (reflects no deduction for fees,
 expenses, or taxes)                          3.04%      7.21%        7.05%

1    Inception of the Predecessor Fund, December 20, 1999.

2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

================================================================================
FEE TABLE
================================================================================

The following tables describe the fees and expenses that you will pay if you invest in the Fund.

  SHAREHOLDER FEES (fees paid directly from your investment)

  Maximum Sales Charge (Load) Imposed on Purchases                       None
  Maximum Deferred Sales Charge (Load)                                   None
  Maximum Sales Charge (Load) Imposed
   on Reinvested Distributions                                           None
  Redemption Fee                                                         None
  Exchange Fee                                                           None


  ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

  Management Fees1                                                     0.965%
  Distribution (12b-1) Fees                                              None
  Other Expenses2                                                       0.02%

  TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.985%

1 Management fees include all investment advisory, custodial, administrative and other services.

2 Based on estimated amounts. The Fund's Adviser is responsible for paying all the Fund's expenses except taxes, interest, litigation expenses, independent Trustee expenses and other extraordinary expenses.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 YEAR      3 YEARS      5 YEARS     10 YEARS

                   $100        $314         $544        $1,207

================================================================================
INVESTMENT OBJECTIVES, PRINCIPAL
INVESTMENT STRATEGIES AND PRINCIPAL RISKS
================================================================================

INVESTMENT OBJECTIVE

The investment objective of the Fund is total return. There is no assurance that the Fund will achieve this objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in investment grade intermediate term fixed income securities maintaining an average maturity of bonds and notes (on a dollar weighted basis) generally between 3 and 8 years; specifically at least rated Aa or higher by Moody's Investors Service, Inc. or AA or higher by Standard and Poor's Ratings Group for municipal bonds and A or higher by Moody's Investors Service, Inc. or A or higher by Standard and Poor's Ratings Group for corporate bonds. Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities, including U.S. government securities, securities issued by agencies of the U.S. government, mortgaged-backed (and similar securities), taxable municipal bonds and corporate debt securities but no more than 70% in any one category.

The Fund seeks to achieve its objective of total return through capital appreciation on the bonds and other securities held and income on those securities held. The Fund's portfolio will be actively managed and, based on an assessment of market conditions, either lengthen or shorten the average maturity of the portfolio and/or switch between bonds of different sectors, with the view of maximizing the total return for the types of obligations purchased. The Fund may achieve capital appreciation by owning bonds of longer duration when interest rates are declining, protecting against large depreciation, and by owning bonds of shorter duration when interest rates are rising. In addition, the Fund may achieve capital appreciation if the credit quality of corporate and municipal bonds improve and there is a rating upgrade which may be reflected in a higher price based on greater demand for that security. For this purpose, the Fund will use a proprietary "Bond Market Watch" model to evaluate macroeconomic indicators and, based on this evaluation, attempt to anticipate interest rate changes.

The Fund may sell a security if:

     o an interest rate change is expected to occur and the Fund seeks to lengthen or shorten the duration of the portfolio;

     o a sector of the market has become less attractive for total return compared to another sector;

     o a security receives a rating downgrade which could increase credit risk and negatively impact the market value of the security; or

     o a security receives a rating upgrade that positively impacts the market value of the security and the Fund wishes to capture the appreciation.

A description of the Fund's policies and procedures with respect to the portfolio disclosure of the Fund's portfolio holdings is available in the Statement of Additional Information ("SAI").

PRINCIPAL INVESTMENT RISKS

GENERALLY. There is no assurance that the Fund will achieve its investment objective, and the Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in the Fund may be worth less than its original value. The Fund, by itself, does not provide a complete investment program. All investments made by the Fund have some risk. Among other things, the market value of any security in which the Fund may invest is based upon the market's perception of value and not necessarily the par value of an issuer or other objective measure of the issuer's worth. Additional risks include:

     o MANAGEMENT RISK. The strategy used by the sub-advisor may fail to produce the intended results.

     o INTEREST RATE RISK. The value of your investment may decrease when interest rates rise. To the extent the Fund invests in fixed income securities with longer maturities, the Fund will be more greatly affected by changes in interest rates, and will be more volatile, than a fund that invests in securities with shorter maturities. Investing in mortgage-backed and similar securities, there is also the risk that a decline in interest rates may result in holders of the assets backing the securities to prepay their debts, resulting in potential losses in these securities' value and yield. Alternatively, rising interest rates may reduce the amount of prepayments on the assets backing these securities, causing the Fund's average maturity to rise and increasing the Fund's potential for losses in value.

     o DURATION RISK. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

     o CREDIT RISK. The issuer of the fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater uncertainty of debtors making timely interest and principal payments, and ultimately the risk that the issuer will default on its obligation.

     o GOVERNMENT RISK. Not all U.S. government agency securities are backed by the full faith and credit of the U.S. government. It is possible that the U.S. government would not provide financial support to its agencies if it is not required to do so by law. If a U.S. government agency in which the Fund invests defaults and the U.S. government does not stand behind the obligation, the Fund's share price or yield could fall. The U.S. government guarantees payment of principal and timely payment of interest on certain U.S. government securities. This does not imply that the Fund's shares are guaranteed or that the price of the Fund's shares will not fluctuate.

     o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

TEMPORARY DEFENSIVE POSITION. The Fund may from time to time take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets securities issued by the U.S. Government, cash or cash equivalents such as high quality money market instruments. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objectives.

================================================================================
MANAGEMENT
================================================================================

The business of Monteagle Funds (the "Trust") and the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and all other series of the Trust and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information regarding the Trustees, as well as executive officers, may be found in the SAI.

ADVISER

Nashville Capital Corporation ("Nashville Capital" or the "Adviser"), 209 10th Avenue South, Suite 332, Nashville TN 37203, serves as investment adviser to the Fund. Subject to the general control of the Board, the Adviser is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective, reviewing the investment strategies and policies of the Fund and advising the Board on the selection of sub-advisers.

In this capacity, Nashville Capital advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund, although the Adviser has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund's investment portfolio to Howe and Rusling, Inc. Nashville Capital was formed in 1986 and, as of August 31, 2006, managed assets of over $92 million for financial institutions.

The Adviser is paid based on the following average daily net asset rate schedule:

                         FUND ASSETS                   FEE RATE

                      Up to $50 million                 0.965%
                  $50,000,001 to $100 million           0.845%
                       Over $100 million                0.775%

The Adviser pays all of the operating expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), fees and expenses of the non-interested person trustees and extraordinary expenses.

SUB-ADVISER / PORTFOLIO MANAGERS

The Adviser has retained Howe and Rusling, Inc. ("H&R"), 120 East Avenue, Rochester, NY 14604, to provide portfolio management services to the Fund. H&R was established in 1930 and has been registered as an investment adviser with the U.S. Securities and Exchange Commission since 1940. H&R serves primarily individual, retirement plan, corporate and non-profit endowment clients. It manages both individual stocks and bonds for its clients. As of August 31, 2006, H&R had over $579 million in assets under management. For the calendar year ended December 31, 2005, the investment manager paid H&R a sub-advisory fee equal to 0.30% of the Predecessor Fund's average daily net assets.

PORTFOLIO MANAGERS. The Fixed Income Portfolio Management Committee of H&R (the "Fixed Income Committee") is responsible for establishing the fixed income strategy of the Fund, including determining the types of investments that the Fund will make. The Fixed Income Committee has been managing the Fund since its inception (01/00). The Fixed Income Committee is comprised of the following members: Robert J. Prorok, Vincent A. Russo and Craig D. Cairns. Robert J. Prorok is Chair of the Fixed Income Committee and is primarily responsible for guiding H&R's overall fixed income strategy from a macroeconomic level. Vincent
A. Russo is primarily responsible for the day-to-day operational management and trading of H&R's fixed income portfolios including the Fund. Craig Cairns is a voting member of the Fixed Income Committee and is also responsible for reviewing and commenting on H&R's fixed income process. Although not a voting member of the Fixed Income Committee, Thomas Rusling participates in the Fixed Income Committee meetings and, additionally, is responsible for coordinating the services provided by H&R to the Fund, including overseeing the implementation of the investment strategy adopted by the Fixed Income Committee, maintaining the relationship with Nashville Capital and the Fund's shareholders, making shareholder presentations, if any, and certain other administrative services.

THOMAS RUSLING, CFA, serves as Co-Chair of the Board of Directors and Senior Investment Officer of H&R. Tom has more than four decades of portfolio management and corporate financial experience, which exemplifies the level of expertise and continuity of service resident within H&R. He became president of H&R in 1974. Tom also serves as a voting member of the H&R Equity Portfolio Management Committee. Prior to joining H&R, Tom worked as a commercial banker. He also serves on the boards of several philanthropic organizations. Tom received his B.A. in Economics from Yale University, and later achieved the Chartered Financial Analyst ("CFA") designation.

ROBERT J. PROROK, serves as Vice President and Senior Portfolio Manager of H&R. Mr. Prorok is the Chair of the Fixed Income Committee, and also serves on the H&R Equity Portfolio Management Committee. Bob joined H&R in March 2000. Previously, he was vice president and senior portfolio manager of the Long-Term Asset Management Group at Chase Manhattan Bank in Rochester, where he was responsible for managing a collection of portfolios for corporations, foundations, endowments, and individuals, including as vice president in charge of fixed income management. Bob also has overseen strategic planning for the northwest area of the Roman Catholic Diocese of Rochester, and is a member of a regional school district's improvement team. He holds an MBA in Finance, a master's degree in Economics, and a Bachelor's degree in Economics, all from the State University of New York at Buffalo.

VINCENT A. RUSSO, serves as Vice President and Fixed Income Analyst. Mr. Russo joined H&R in October 2002. He has more than 18 years of experience as a financial professional. In addition to being a voting member of the Fixed Income Committee, Vince is primarily responsible for implementing the strategy adopted by the Fixed Income Committee with respect to the Fund, subject to oversight by Mr. Rusling. Prior to joining H&R, Vince was an employee of Allstate Financial from 2001 and, prior to that, he served as an officer in the Treasury group of the former Rochester Community Savings Bank for more than twelve years. His knowledge of the capital markets, as well as his analytical experience in modeling portfolio sensitivity to shifts in the Treasury Yield Curve, is a valuable addition to the Fund's management team. Vince is a graduate of the William E. Simon School of Business Administration at the University of Rochester. Vince is also a graduate of St. John Fisher College in Rochester, NY. He has taught Corporate Finance as an adjunct professor at the Rochester Institute of Technology.

CRAIG D. CAIRNS, as the President and Chief Compliance Officer, Craig oversees the day-to-day operational functions at Howe & Rusling, as well as the promotion, distribution and sales of Howe & Rusling's investment management services. He has a strong commitment to client servicing and business development. Craig is chair of the firm's equity committee and a voting member of the fixed income committee. Previously, Craig was vice president at the investment advisory firm of Manning & Napier where he was responsible for developing new business and servicing more than 150 clients.

As a captain in the U.S. Army from 1986 to 1991, Craig flew Apache helicopters and earned the Distinguished Flying Cross and Air Medal with Valor Device for service during Operation Desert Storm. Craig holds an MBA in Finance (1995) from the William E. Simon Graduate School of Business Administration, and was named to the Beta Gamma National Business Honor Society. He also graduated Magna Cum Laude in 1986 from St. Bonaventure University with a Bachelor's degree in Economics.

Each annual report of the Fund will contain information about the factors that the Board of Trustees considered in approving the Fund's management and sub-advisory agreements. The SAI supplements this prospectus. It provides additional information about the Adviser, investment manager, and any portfolio managers: compensation, other accounts they manage, and their respective ownership of Fund shares.

SEC EXEMPTIVE ORDER

The Trust and the Adviser are applying for an exemptive order from the Securities and Exchange Commission ("SEC") that permits the Adviser, subject to certain conditions, to enter into agreements relating to the Fund with unaffiliated sub-advisers approved by the Board, without obtaining shareholder approval. The exemptive order would also permit the Adviser, subject to the approval of the Board but without shareholder approval, to employ new unaffiliated sub-advisers for new or existing funds, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Shareholders of the Fund have the right to terminate an agreement with a sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of the Fund. Shareholders will be notified of any sub-adviser changes. If the Adviser hires more than one sub-adviser for the Fund, the order also permits the Fund to disclose to shareholders the sub-advisers' fees only in the aggregate for the Fund.

Prior to October 2002, the Trust operated under an exemptive order covering sub-adviser matters. With the October 1, 2002 change in investment advisers, the Trust could no longer utilize the exemptive order specific to the previous Adviser. On November 29, 2002, shareholders instructed management to submit an application for an exemptive order on the same terms and conditions as the prior order. On October 23, 2003, the SEC proposed Rule 15a-5 under the Investment Company Act of 1940 that would allow funds to operate under conditions like those in the application for an exemptive order. The SEC staff was initially advised that the Trust and the Adviser wish to proceed with the application and that they have added a condition to the application providing that any exemptive order will terminate if and when Rule 15a-5 is adopted. In January 2005, the SEC staff provided comments on the application for exemption; and, in light of timing, the Trust deferred responding to the comments in anticipation of the rule being adopted. As of December 21, 2006, Rule 15a-5 is still being considered for adoption; however, there is no assurance the rule will be adopted or exemptive relief will be granted.

OTHER SERVICE PROVIDERS

Ultimus Fund Distributors, LLC (the "Distributor"), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, is the sole distributor of shares of the Fund. The Distributor is a limited liability company, a broker-dealer registered with the SEC, and a member of the National Association of Securities Dealers. Employees of the Adviser may serve as registered representatives of the Distributor to facilitate distribution of shares of the Fund.

The Distributor is a wholly-owned subsidiary of Ultimus Fund Solutions, LLC (the "Transfer Agent"), a full service U.S. mutual fund servicing company which provides fund administration, fund accounting, transfer agency and dividend disbursing agency services to the Fund.

The fees and other charges (except for any extraordinary expenses) associated with the Service Providers are paid by the Adviser.

FUND EXPENSES

The Adviser pays all of the operating expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), fees and expenses of the non-interested person trustees and extraordinary expenses. The Fund's expenses are capped at the levels in which it pays the Adviser (outlined above). In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. The Fund's expenses are comprised of expenses attributable to the Fund as well as expenses that are allocated among all series of the Trust. In addition to all of the operating expenses of the Fund, the Adviser is responsible for distribution expenses - including, among other things, it pays the expense of printing and mailing prospectuses and sales materials used for promotional purposes. The Adviser or the Sub-adviser (not the Fund) may, from its management fee, pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute or regulation.

================================================================================
YOUR ACCOUNT
================================================================================

GENERAL INFORMATION

You pay no sales charge to purchase or sell (redeem) shares of the Fund. You may purchase and sell shares at the net asset value ("NAV") of a share or the NAV next calculated after the Transfer Agent receives your completed application. If the Transfer Agent receives your completed application prior to 4:00 p.m., your transaction will be priced at that day's NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

You will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

The Fund reserves the right to impose minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

HOW TO CONTACT THE FUND

WRITE TO US AT:
   Monteagle Funds
   P.O. Box 46707
   Cincinnati, Ohio 45246-0707

OVERNIGHT ADDRESS:
   Monteagle Funds
   225 Pictoria Drive, Suite 450
   Cincinnati, Ohio 45246

DISTRIBUTOR:
   Ultimus Fund Distributors, LLC
   225 Pictoria Drive, Suite 450
   Cincinnati, Ohio 45246

TELEPHONE US TOLL-FREE AT:
   (888) 263-5593

WIRE INVESTMENTS
(OR ACH PAYMENTS) TO:
   U.S. Bank NA
   ABA #042000013
   F/C Monteagle Funds

FOR CREDIT TO:
   Account #130107148202
   FOR FURTHER CREDIT TO:
   The Monteagle Funds
   (Your Account Number)
   (Your Name)

WHEN AND HOW NAV IS DETERMINED. The Fund calculates its NAV as of the close of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern Time) on each weekday except days when the Exchange is closed. The time at which NAV is calculated may change in case of an emergency or if the Exchange closes early. The Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. Securities for which market quotations are readily available are valued using the official closing price. If market quotations are not readily available or reliable, the Fund values securities at fair value, as determined by the Board (e.g., if the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund's NAV calculation). The NAV may be different if fair value is utilized rather than using market quotations.

TRANSACTIONS THROUGH THIRD PARTIES. If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Fund. Banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.

BUYING SHARES

HOW TO MAKE PAYMENTS. All investments must be in U.S. dollars and checks must be drawn on U.S. banks. The Fund does not accept cash, drafts, "starter" checks, travelers checks, credit card checks, post-dated checks, cashier's checks under $10,000, or money orders.

     o CHECKS. For individual, sole proprietorship, joint and Uniform Gifts to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA") accounts, the check must be made payable to "Monteagle Funds" or to one or more owners of the account and endorsed to "Monteagle Funds." For all other accounts, the check must be made payable on its face to "Monteagle Funds." No other method of check payment is acceptable (for instance, you may not pay by travelers check). The Transfer Agent will charge $25 against a shareholder's account for any check returned for insufficient funds.

          By sending your check to the Fund, please be aware that you are authorizing the Fund to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Fund receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Fund cannot post the transaction electronically, you authorize the Fund to present an image copy of your check for payment.

     o WIRES. Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

     o    IRA  ACCOUNTS.  Please  note that a  different  procedure  is used for
          opening  Individual   Retirement  Accounts  (IRAs).  Please  call  the
          Transfer Agent at (888) 263-5593 for details.

MINIMUM INVESTMENTS. The minimum initial investment for the Fund is $2,000. There is no minimum additional investment.

Management of the Fund may choose to waive the initial investment minimum.

ACCOUNT REQUIREMENTS

TYPE OF ACCOUNT                           REQUIREMENT

INDIVIDUAL, SOLE PROPRIETORSHIP AND       o  Instructions  must be signed by all
JOINT ACCOUNTS                               persons required to sign exactly
                                             as their names appear on the
Individual accounts are owned                account.
by one person, as are sole
proprietorship accounts.  Joint
accounts have two or more owners
(tenants).

GIFTS OR TRANSFERS TO A MINOR             o  Depending on state laws, you can
(UGMA, UTMA)                                 set up a custodial account under
                                             the UGMA or the UTMA.
These custodial accounts provide a
way to give money to a child and          o  The custodian must sign
obtain tax benefits.                         instructions in a manner
                                             indicating custodial capacity.

BUSINESS ENTITIES                         o  Submit a Corporate/Organization
                                             Resolution form or similar
                                             document.

TRUSTS                                    o  The trust must be established
                                             before an account can be opened.

                                          o  Provide a certified trust
                                             document, or the pages from the
                                             trust document that identify the
                                             trustees.

INVESTMENT PROCEDURES

HOW TO OPEN AN ACCOUNT                    HOW TO ADD TO YOUR ACCOUNT

BY CHECK                                  BY CHECK

o Call or write us for an account         o  Fill out an investment slip from
  application (and a Corporate/              a confirmation statement or write
  Organization Resolution form, if           us a letter.
  applicable).
                                          o  Write your account number on
o Complete the application (and              your check.
  resolution form).
                                          o  Mail us the slip (or your letter)
o Mail us your application (and              and a check.
  resolution form) and a check.

BY WIRE                                   BY WIRE

o Call or write us for an account         o  Call to notify us of your incoming
  application (and a Corporate/              wire.
  Organization Resolution form, if
  applicable).                            o  Instruct your bank to wire your
                                             money to us.
o Complete the application (and
  resolution form).

o Call us to fax the completed
  application (and resolution
  form) and we will assign you an
  account number.

o Mail us your original application.

o Instruct your bank to wire your
  money to us.

                                          BY SYSTEMATIC INVESTMENT

                                          o  Complete the Systematic
                                             Investment section of the
                                             application.

                                          o  Attach a voided check to your
                                             application.

                                          o  Mail us the completed application
                                             and the voided check.

SYSTEMATIC INVESTMENTS. You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by Automated Clearing House ("ACH") payment. Systematic investments must be for at least $100. Please call the Transfer Agent at (888) 263-5593 for details.

LIMITATIONS ON PURCHASES. The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading.

CANCELLED OR FAILED PAYMENTS. The Fund accepts checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be cancelled. You will be responsible for any losses or expenses incurred by a Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

SELLING SHARES

The Fund processes redemption orders promptly and you will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. The Fund will redeem your shares when the redemption request is received; but, if you recently purchased your shares by check and the Fund has not yet collected payment for those shares, your redemption proceeds may be released when the Fund is reasonably satisfied that the check has cleared, which may take up to 15 calendar days.

  HOW TO SELL SHARES FROM YOUR ACCOUNT

  BY MAIL

     o    Prepare a written request including:
          o    Your name(s) and signature(s)
          o    Your account number
          o    The Fund name
          o    The dollar amount or number of shares you want to sell
          o    How and where to send your proceeds
     o    Obtain a signature guarantee (if required)
     o    Obtain other documentation (if required)
     o    Mail us your request and documentation

BY WIRE

     o Wire requests are only available if you provided bank account information on your account application and your request is for $5,000 or more
     o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
     o    Mail us your request (See "By Mail")


BY TELEPHONE

     o Call us with your request (unless you declined telephone redemption privileges on your account application)
     o    Provide  the  following information:
          o    Your account number
          o    Exact  name(s) in which the account is  registered
          o    Additional form of identification
     o    Your proceeds will be:
          o    Mailed to you OR
          o Wired to you (unless you did not provide bank account information on your account application) (See "By Wire")


SYSTEMATICALLY

     o    Complete the systematic withdrawal section of the application
     o    Attach a voided check to your application
     o    Mail us your completed application


TELEPHONE REDEMPTION PRIVILEGES. You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

WIRE REDEMPTIONS. You may have your redemption proceeds wired to you if you provided bank account information on your account application. The minimum amount you may redeem by wire is $5,000. If you wish to make your wire request by telephone, you must also have telephone redemption privileges.

IRA REDEMPTIONS.   If you are an IRA  shareholder,  you  must  indicate  on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

SYSTEMATIC WITHDRAWAL. If you own shares of the Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments can be sent to your address of record by check or to a designated bank account by ACH payment. Systematic requests must be for at least $100.

SIGNATURE GUARANTEE REQUIREMENTS. To protect you and the Fund against fraud, certain redemption options will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. We will need written instructions signed by all registered owners, with a signature guarantee for each owner, for any of the following:

     o    Written requests to redeem $100,000 or more over any 30-day period;

     o    Redemption   from  an  account   for  which  the  address  or  account
          registration has changed within the last 30 days;

     o Sending redemption or distribution proceeds to any person, address, brokerage firm or bank account not on record; or

     o Sending redemption or distribution proceeds to an account with a different registration (name or ownership) from yours.

We reserve the right to require a signature guarantee(s) on all redemptions.

SMALL ACCOUNTS. If the value of your account falls below $2,000, the Fund may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND. The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions "in kind" usually occur if the amount requested is large enough to affect the Fund's operations (for example, if it represents more than 1 percent of the Fund's assets).

LOST ACCOUNTS. The Transfer Agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be cancelled.

EXCHANGE PRIVILEGES

You may sell your Fund shares and buy shares of any other series of the Monteagle Funds, also known as an exchange, by telephone or in writing. Because exchanges are treated as a sale and purchase, they may have tax consequences.

REQUIREMENTS. You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

HOW TO EXCHANGE

BY MAIL

     o    Prepare a written request including:
          o    Your name(s) and signature(s)
          o    Your account number
          o    The names of the funds you are exchanging
          o The dollar amount or number of shares you want to sell (and exchange)
     o If opening a new account, complete an account application if you are requesting different shareholder privileges
     o    Mail us your request and documentation

BY TELEPHONE

     o Call us with your request (unless you declined telephone redemption privileges on your account application)
     o    Provide the following information:
          o    Your account number
          o    Exact name(s) in which account is registered
          o    Additional form of identification

MARKET TIMING

Excessive, short-term market timing or other abusive trading practices may disrupt portfolio management strategies, may drive fund expenses higher, may increase taxable capital gains, and may harm fund performance (diluting the value of fund shares held by long-term investors).

It is the Trust's policy to strongly discourage abusive short-term trading or market timing in the Trust's funds. This policy and related procedures are designed to reduce, to the extent possible, investors from using the Fund for abusive short-term trading or market timing. To minimize harm to the Fund and its shareholders, the Trust reserves the right to reject any purchase order, including exchange purchases, for any reason without prior notice, particularly orders that the Trust believes are made on behalf of persons engaging in excessive shot-term trading.

Service providers to the Trust (primarily the Adviser and the Transfer Agent) are subject to this policy and will assist the Trust in undertaking steps necessary to implement this policy and related procedures. Trust service providers will assist the Trust in monitoring selected trades based on a shareholder's trading activity and history in an effort to detect short-term trading activities. If as a result of this monitoring the service providers believe a shareholder has engaged in abusive trading practices, they will inform the Trust's Chief Compliance Officer and may, after consultation with or at the discretion of the Trust's Chief Compliance Officer, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's account.

The ability to monitor trades that are placed by underlying shareholders of omnibus accounts maintained by trading platforms, brokers and the like is limited, as trading platforms, brokers, and retirement plan administrators often maintain the underlying shareholder transactions and do not disclose to the Trust or its service providers individual shareholder transaction information. If within one (1) business day of a financial intermediary's receipt of the order, the Trust believes abusive short-term trading or other policy violation is being conducted through or by a financial intermediary on an omnibus basis, any transactions processed through that same financial intermediary may be cancelled or rejected in whole or in part.

================================================================================
OTHER INFORMATION
================================================================================

DISTRIBUTIONS

The Fund declares distributions from net investment income daily and pays those distributions monthly. Any net capital gain realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.


TAXES

The Fund intends to operate in a manner such that it will not be liable for Federal income or excise tax.

The Fund's distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income. The Fund's distributions of long-term capital gain, if any, generally are taxable to you as long-term capital gain regardless of how long you have held your shares of the Fund. Distributions may also be subject to state and local taxes.

If you purchase shares shortly before the Fund makes a distribution, you are taxed on the distribution even though the distribution may represent a return of your investment. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The Fund may be required to withhold Federal income tax at the rate of 30 percent of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your Federal income tax liability.

The Fund will mail you reports containing information about the income tax status of distributions paid during the year shortly after December 31 of each year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

The following table is intended to help you better understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Fund (the Predecessor Fund), assuming reinvestment of all dividends and distributions. The information for fiscal years ended August 31, 2004, 2005 and 2006 was audited by Cohen Fund Audit Services, Ltd. (f.k.a. Cohen McCurdy, Ltd.), whose reports are included in the Fund's annual report, which is available upon request. Prior to 2004, the financial statements were audited by another independent public accounting firm.

FINANCIAL HIGHLIGHTS FOR THE MONTEAGLE FIXED INCOME FUND

SELECTED DATA FOR A SINGLE SHARE
                                                              YEAR ENDED
                                          ======================================================
                                          8/31/06    8/31/05    8/31/04    8/31/03    8/31/02
================================================================================================

NET ASSET VALUE,
  BEGINNING OF YEAR                       $ 10.38    $ 10.77    $ 10.96    $ 11.17    $ 10.82
                                          -------    -------    -------    -------    -------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                      0.38(a)    0.38       0.41       0.42(a)    0.49(a)
  Net realized and unrealized
   gain/(loss) on investments               (0.31)     (0.20)     (0.03)     (0.08)      0.35
                                          -------    -------    -------    -------    -------
Total from investment operations             0.07       0.18       0.38       0.34       0.84
                                          -------    -------    -------    -------    -------
DISTRIBUTIONS FROM:
  Net investment income                     (0.38)     (0.38)     (0.41)     (0.42)     (0.49)
  Realized capital gains                    (0.16)     (0.19)     (0.16)     (0.13)      0.00
                                          -------    -------    -------    -------    -------
Total distributions                         (0.54)     (0.57)     (0.57)     (0.55)     (0.49)
                                          -------    -------    -------    -------    -------
NET ASSET VALUE, END OF YEAR              $  9.91    $ 10.38    $ 10.77    $ 10.96    $ 11.17
                                          =======    =======    =======    =======    =======
Total Return(b)                             0.78%      1.72%      3.49%      3.06%      8.00%

RATIOS/SUPPLEMENTAL DATA
Net Assets at the End of
  the Period (in thousands)               $42,447    $24,087    $26,423    $29,562    $37,626
Ratio of expenses to
  average net assets:
  Expenses including
    reimbursement/waiver                    1.00%      1.17%      1.15%      1.14%      0.97%
  Expenses excluding
    reimbursement/waiver                    1.13%         --         --         --         --
  Net investment income/(loss)              3.75%      3.63%      3.71%      3.76%      4.56%
Portfolio turnover rate                       17%        58%        27%        21%        49%

(a) Net investment income per share is based on average shares outstanding during the period.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

================================================================================
                     NOTICE OF PRIVACY POLICY AND PROCEDURES
================================================================================

At the Monteagle Funds, we are committed to protecting your financial privacy.

The personal information that we have about you comes directly from you. You disclosed much of this information on your mutual fund account application or we may have contacted you by telephone or mail for additional information.

We keep information about the investments you purchase, transactions and payment history. We may in extreme cases collect personal information from outside sources, including consumer reporting agencies.

We do not sell shareholder information to anyone. We do not disclose your personal information to companies or organizations not affiliated with us. We may use your personal information to communicate with you about your investments. In addition, we may, as permitted by law and without your prior permission, provide personal information about you contained in our records or files to persons or organizations such as:

     o Persons who perform business functions for us, such as third parties that provide assistance in processing and servicing your account;

     o    The Fund's  investment  adviser;  and

     o    Regulatory or law-enforcement authorities.

We recognize the need to provide protection against unauthorized access to the information we collect, including that held in an electronic format on our computer systems. We maintain physical, electronic, and organizational safeguards to protect your personal information. We continually review our policies and practices, monitor our computer networks and test the strength of our security in order to help us ensure the safety of shareholder information.

The Monteagle Funds consider privacy a fundamental right of shareholders and take seriously the obligation to safeguard shareholder information. We will adhere to the policies and practices above for both current and former shareholders. If you believe that any information about you is not accurate, please let us know.

================================================================================

                            ========================
                              FOR MORE INFORMATION
                            ========================

                           ANNUAL/SEMI-ANNUAL REPORTS
                  Each Fund will provide annual and semi-annual
              reports to shareholders that will provide additional
                information about the Fund's investments. In each
               Fund's annual report, you will find a discussion of
                 the market conditions and investment strategies
               that significantly affected the Fund's performances
                         during their last fiscal year.

                             STATEMENT OF ADDITIONAL
                               INFORMATION ("SAI")
                   The SAI provides more detailed information
                  about each Fund and it is hereby incorporated
                 (legally part of this prospectus) by reference.

                              CONTACTING THE FUNDS
                 You can get free copies of both reports and the
                 SAI, request other information and discuss your
                  questions about each Fund by contacting your
                             broker or the Funds at:

                                 MONTEAGLE FUNDS
                             6550 Directors Parkway
                              Abilene, Texas 79606
                                 (888) 263-5593
                             www.monteaglefunds.com

                             SECURITIES AND EXCHANGE
                             COMMISSION INFORMATION
                  You can also review each Fund's reports, SAI and other information about the Funds at the
                   Public Reference Room of the Securities and
                   Exchange Commission ("SEC"). The scheduled
                 hours of operation of the Public Reference Room
                may be obtained by calling the SEC at (202) 551-
               8090. You can get copies of this information, for
                     a fee, by e-mailing or by writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: public info@sec.gov

                Free copies of the reports and SAI are available
                 from the SEC's Web site at: http://www.sec.gov

                    Investment Company Act File No. 811-08529







                                [GRAPHIC OMITTED]
                                 MONTEAGLE FUNDS





                                 MONTEAGLE FIXED
                                   INCOME FUND

                              MONTEAGLE VALUE FUND

                               MONTEAGLE LARGE CAP
                                   GROWTH FUND

                                MONTEAGLE QUALITY
                                   GROWTH FUND

                                MONTEAGLE SELECT
                                   VALUE FUND




                                 MONTEAGLE FUNDS
                               6550 DIRECTORS PKWY
                                ABILENE, TX 79606
                             www.monteaglefunds.com



                                C/O ULTIMUS FUND
                                DISTRIBUTORS, LLC
                               225 PICTORIA DRIVE
                                    SUITE 450
                              CINCINNATI, OH 45246
                                 (888) 263-5593

                          DECEMBER 21, 2006 SUPPLEMENT
                                       TO
                        MONTEAGLE VALUE FUND (the "Fund")
                       PROSPECTUS DATED DECEMBER 21, 2006

     On November 22, 2006 the Fund's Board of Trustees approved Ultimus Fund Distributors, LLC as distributor and principal underwriter for the Fund's shares, and Ultimus Fund Solutions, LLC as transfer agent for the Fund's shares. These changes become effective on February 2, 2007. Until February 2, 2007, the following disclosure replaces the disclosure in the Fund's current Prospectus dated December 21, 2006.

--------------------------------------------------------------------------------
                  THE FOLLOWING REPLACES THE SECTION ENTITLED
                            "OTHER SERVICE PROVIDERS"
                  (PAGE 10 OF THE PROSPECTUS UNTIL 02/02/07):
--------------------------------------------------------------------------------

     Citco Mutual Fund Distributors, Inc. (the "Distributor"), 83 General Warren Boulevard, Suite 200, Malvern, Pennsylvania 19355, is the sole distributor of shares of the Fund. The Distributor is a Delaware corporation, a broker-dealer registered with the SEC, and a member of the National Association of Securities Dealers. Employees of the Adviser may serve as registered representatives of the Distributor to facilitate distribution of shares of the Fund.

     The Distributor is a wholly-owned subsidiary of Citco Mutual Fund Services, Inc. ("CMFS"), a full service U.S. mutual fund back office servicing company which provides administration, fund accounting, transfer agency and dividend disbursing agency services to the Fund.

     The fees and other charges (except for any extraordinary expenses) associated with the Service Providers are paid by the Adviser.

--------------------------------------------------------------------------------
                  THE FOLLOWING REPLACES THE SECTION ENTITLED
                            "HOW TO CONTACT THE FUND"
                  (PAGE 12 OF THE PROSPECTUS UNTIL 02/02/07):
--------------------------------------------------------------------------------

HOW TO CONTACT THE FUND

WRITE TO US AT:
     Monteagle Funds
     6550 Directors Parkway
     Abilene, Texas 79606

OVERNIGHT ADDRESS:
     Monteagle Funds
     6550 Directors Parkway
     Abilene, Texas 79606

DISTRIBUTOR:
     Citco Mutual Fund Distributors, Inc.
     83 General Warren Blvd., Suite 200
     Malvern, Pennsylvania 19355

TELEPHONE US TOLL-FREE AT:
     (888) 263-5593

WIRE INVESTMENTS (OR ACH PAYMENTS) TO:
     Wachovia Bank NA
     ABA #031201467
     F/C Citco Mutual Fund Distributors, Inc.

FOR CREDIT TO:
     Account #2000021334711

FOR FURTHER CREDIT TO:
     The Monteagle Funds -
     Value Fund
     (Your Name)
     (Your Account Number)

--------------------------------------------------------------------------------
                   THE FOLLOWING REPLACES THE SECTION ENTITLED
                                 "IRA ACCOUNTS"
                   (PAGE 14 OF THE PROSPECTUS UNTIL 02/02/07):
--------------------------------------------------------------------------------

o IRA ACCOUNTS. Please note that a different procedure is used for opening Individual Retirement Accounts (IRAs). Please call Citco Mutual Fund Services, Inc. (the "Transfer Agent") at (888) 263-5593 for details.

--------------------------------------------------------------------------------
                  THE FOLLOWING REPLACES THE SECTION ENTITLED
                            "DISTRIBUTOR INFORMATION"
                 (BACK COVER OF THE PROSPECTUS UNTIL 02/02/07):
--------------------------------------------------------------------------------

                           MONTEAGLE FIXED INCOME FUND
                              MONTEAGLE VALUE FUND
                         MONTEAGLE LARGE CAP GROWTH FUND
                          MONTEAGLE QUALITY GROWTH FUND
                           MONTEAGLE SELECT VALUE FUND

                                 MONTEAGLE FUNDS
                             6550 DIRECTORS PARKWAY
                              ABILENE, TEXAS 79606
                             www.monteaglefunds.com

                    C/O CITCO MUTUAL FUND DISTRIBUTORS, INC.
                     83 GENERAL WARREN BOULEVARD, SUITE 200
                                MALVERN, PA 19355
                                 (888) 263-5593


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                               [GRAPHIC OMITTED]





                                   VALUE FUND
                                   PROSPECTUS
                                   DECEMBER 21, 2006















The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                        [GRAPHIC OMITTED]
                                                         MONTEAGLE FUNDS

================================================================================
TABLE OF CONTENTS
================================================================================

RISK/RETURN SUMMARY..........................................  1

PERFORMANCE..................................................  3

FEE TABLE....................................................  5

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT
    STRATEGIES AND PRINCIPAL RISKS...........................  6

MANAGEMENT...................................................  8

YOUR ACCOUNT.................................................  12

    General Information......................................  12

    Buying Shares............................................  13

    Selling Shares...........................................  16

    Exchange Privileges......................................  19

OTHER INFORMATION............................................  21

FINANCIAL HIGHLIGHTS.........................................  22

NOTICE OF PRIVACY POLICY AND PROCEDURES......................  Inside
                                                               Back Cover

FOR MORE INFORMATION.........................................  Back Cover

    Types Of Information.....................................  Back Cover

    Where You Can Get This Information.......................  Back Cover

================================================================================
RISK/RETURN SUMMARY
================================================================================

CONCEPTS TO UNDERSTAND

VALUE INVESTING means to invest in stocks whose prices are low relative to stocks of comparable companies.

COMMON STOCK is ownership shares in a corporation that are sold initially by the corporation and then traded by investors.

PRICE/EARNINGS   RATIO   means  the  ratio  of  a   company's   current   market
capitalization divided by annual earnings per share.

MARKET CAPITALIZATION of a company means the value of the company's common stock in the stock market.

INVESTMENT OBJECTIVE

The investment objective of the Monteagle Value Fund (the "Fund") is long term growth of capital. The Fund will provide at least sixty (60) days notice before changing this policy.

PRINCIPAL INVESTMENT
STRATEGY

The Fund takes a long-term (or "buy and hold") approach to managing the Fund's portfolio. The Fund invests primarily in common stocks of medium and large capitalization U.S. companies (those with market capitalizations of $1 billion or more) that are believed to be undervalued based on value characteristics, such as lower relative price valuations, above average earnings per share growth and higher dividend yields compared to the S&P 500 Index(R). The stock will be sold when the stock is no longer undervalued or when the fundamentals of the company that affect revenue and profitability have changed significantly, either in a positive or negative direction.

PRINCIPAL RISKS OF INVESTING IN THE FUND

You could lose money on your investment in the Fund and the Fund could under-perform other investments. The principal risks of investing in the Fund include:

     o MANAGEMENT RISK. The value-oriented approach may fail to produce the intended results.

     o COMPANY RISK. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.

     o MARKET RISK. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

     o VOLATILITY RISK. Common stocks tend to be more volatile than other investment choices.

     o VALUE STYLE RISK. The Fund invests in a style that emphasizes "value stocks". The market may not agree with the determination that a stock is undervalued, and the stock's price may not increase to what the Adviser or Sub-adviser believes is its full value. It may even decrease in value.

     o PORTFOLIO TURNOVER RISK. The Fund's investment strategy may result in a high portfolio turnover rate. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund's performance.

     o CAPITALIZATION RISK. The Fund may invest in mid-capitalization companies which involve greater risks than those associated with larger, more established companies. Smaller companies may be subject to more abrupt or erratic price movements, for reasons including that the stocks are generally traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects.

     o    The Fund is not a complete investment program.

     o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST IN THE FUND

You may want to purchase shares of the Fund if:

     o You are a long-term investor seeking a fund with a value investment strategy;

     o You are an investor willing to accept price fluctuations in their investment; and

     o You are an investor who can tolerate the greater risks associated with common stock investments.

The Fund may NOT be appropriate for you if:

     o You want an investment that pursues market trends or focuses only on particular sectors or industries;

     o    You need regular income or stability of principal; or

     o    You are pursuing a short-term goal or investing emergency reserves.

================================================================================
PERFORMANCE
================================================================================

The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Predecessor Fund's performance from year to year and by showing how the Predecessor Fund's average annual returns compared with those of a broad measure of market performance. The Predecessor Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

MONTEAGLE VALUE FUND

The following chart shows the annual total return of the Fund for each full calendar year the Fund has operated.

                           YEAR-BY-YEAR TOTAL RETURN1
                         FOR PERIODS ENDED DECEMBER 31ST

                               [GRAPHIC OMITTED]

          26.41%       7.74%   -19.91%     31.66%     14.49%      11.61%
           2000        2001      2002       2003       2004        2005

1 The Unified Series Trust acquired all the assets and liabilities of the Monteagle Value Fund, a series of AmeriPrime Advisors Trust (the "AmeriPrime Predecessor Fund"), in tax-free reorganization, effective as of September 26, 2005. The Monteagle Trust acquired all the assets and liabilities of the Monteagle Value Fund, a series of Unified Series Trust (the "Unified Predecessor Fund") in a tax-free reorganization. The Fund is a continuation of the Ameriprime and Unified Predecessor Funds and, therefore, the bar chart includes the AmeriPrime Predecessor Fund's returns.

During the period shown, the highest return for a quarter was 18.21% (second quarter, 2003); and the lowest return was -24.41% (third quarter, 2002). The year-to-date (01/01/06 - 09/30/06) performance was 6.79%.

The following table compares the Fund's average annual total returns as of December 31, 2005, to the S&P 500 Index(R) and the Russell 2000 Value Index(R). To calculate the figures in the table that present the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. In certain cases the figure representing "Return After Taxes on Distributions" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown. Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account ("IRA") or a 401(k) plan, this information does not apply to your investment because such accounts are subject to taxes only upon distribution.


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED 12/31/2005:
                                                                       SINCE
MONTEAGLE VALUE FUND3                       1 YEAR       5 YEAR    INCEPTION(1)

 Return Before Taxes                         11.61%       10.46%       10.95%
 Return After Taxes on Distributions2        11.25%        8.92%        9.41%
 Return After Taxes on Distributions
  and Sale of Fund Shares                     7.55%        8.07%        8.51%

S&P 500 Index(R)
 (reflects no deduction for fees,
 expenses or taxes)                          10.83%        2.12%       -2.30%

RUSSELL 2000 VALUE INDEX(R)
 (reflects no deduction for fees,
 expenses or taxes)                          22.25%       17.23%       18.20%

1    Inception of the Predecessor Fund, December 20, 1999.

2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

3 Reflects the return when Monteagle Value Fund was a series with AmeriPrime Advisors and then Unified Series trusts, Predecessor trusts, as the Monteagle Value Fund.

================================================================================
FEE TABLE
================================================================================

The following tables describe the fees and expenses that you will pay if you invest in the Fund.

  SHAREHOLDER FEES (fees paid directly from your investment)

  Maximum Sales Charge (Load) Imposed on Purchases                       None
  Maximum Deferred Sales Charge (Load)                                   None
  Maximum Sales Charge (Load) Imposed
   on Reinvested Distributions                                           None
  Redemption Fee                                                         None
  Exchange Fee                                                           None


  ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

  Management Fees1                                                      1.20%
  Distribution (12b-1) Fees                                              None
  Other Expenses2                                                       0.02%

  TOTAL ANNUAL FUND OPERATING EXPENSES                                  1.22%

1 Management fees include all investment advisory, custodial, administrative and other services.

2 Based on estimated amounts. The Fund's Adviser is responsible for paying all the Fund's expenses except taxes, interest, litigation expenses, independent Trustee expenses and other extraordinary expenses.

EXAMPLE:

The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes a $10,000 investment in the Fund, a 5 percent annual return, that the Fund's operating expenses remain the same as stated in the table above (before waivers and reimbursements) and reinvestment of all distributions and redemptions at the end of each period. Although your actual costs may be higher or lower, under these assumptions your costs would be:

               1 YEAR           3 YEARS           5 YEARS          10 YEARS

                $124             $387              $670             $1,477

================================================================================
INVESTMENT OBJECTIVES, PRINCIPAL
INVESTMENT STRATEGIES AND PRINCIPAL RISKS
================================================================================

INVESTMENT OBJECTIVE

The investment objective of the Fund is long term growth of capital. There is no assurance that the Fund will achieve this objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to attain its objective by investing, under normal circumstances, at least 80% of its assets in common stocks of domestic companies. For purposes of this policy, assets means net assets plus borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders. The Fund seeks to invest in common stocks of medium and large capitalization U.S. companies (those with market capitalizations of $1 billion or more) that the Fund believes are undervalued based on value characteristics, such as lower relative price valuations, above average earnings per share growth and higher dividend yields compared to the S&P 500 Index(R).

Using a value approach, the Fund seeks to invest in stocks that are under-priced relative to other stocks, determined by price/earnings ratios, cash flows or other measures. The Fund's Adviser or Sub-Adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the Fund's Adviser or Sub-Adviser establishes valuation parameters, by using relative ratios or target prices to evaluate companies on several levels.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Statement of Additional Information ("SAI").

PRINCIPAL INVESTMENT RISKS

GENERALLY. There is no assurance that the Fund will achieve its investment objective, and the Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in the Fund may be worth less than its original value. The Fund, by itself, does not provide a complete investment program.

All investments made by the Fund have some risk. In addition to the specific risks outlined above, the market value of any security in which the Fund may invest is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of the issuer's worth.

The Fund may be an appropriate investment if you are seeking long-term growth in your investment, and are willing to tolerate significant fluctuations in the value of your investment in response to changes in the market value of the stocks the Fund holds. This type of market movement may affect the price of the securities of a single issuer, a segment of the domestic stock market or the entire market. The value of the Fund's investments could be impacted by changes in interest rates. The investment style for the Fund could fall out of favor with the market. In other words, if investors lose interest in "value" stocks, then the net asset value of the Fund could also decrease.

TEMPORARY DEFENSIVE POSITION. The Fund may from time to time take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objectives.

================================================================================
MANAGEMENT
================================================================================

The business of Monteagle Funds (the "Trust") and the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and all other series of the Trust and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information regarding the Trustees, as well as executive officers, may be found in the SAI.

ADVISER

Nashville Capital Corporation ("Nashville Capital" or the "Adviser"), 209 10th Avenue South, Suite 332, Nashville, TN 37203, serves as investment adviser to the Fund. Subject to the general control of the Board, the Adviser is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective, reviewing the investment strategies and policies of the Fund and advising the Board on the selection of sub-advisers.

In this capacity, Nashville Capital advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund, although the Adviser has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund's investment portfolio to Robinson Investment Group, Inc. Nashville Capital was formed in 1986 and, as of August 31, 2006, managed assets of over $92 million for financial institutions. The Adviser is paid based on the following average daily net asset rate schedule:

                         FUND ASSETS                   FEE RATE

                       $1 - $25 million                 1.200%
                  $25,000,001 to $50 million            1.115%
                  $50,000,001 to $100 million           0.975%
                       Over $100 million                0.875%

The Adviser pays all of the operating expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), fees and expenses of the non-interested person trustees and extraordinary expenses.

SUB-ADVISER / PORTFOLIO MANAGER

The Adviser has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund's investment portfolio to Robinson Investment Group, Inc. ("Robinson"), 5301 Virginia Way, Suite 150, Brentwood, TN 37027, as the Sub-adviser to the Fund. In this capacity, Robinson will provide portfolio investment management services to the Fund. Robinson was founded in 1996 and serves individuals, financial institutions, pension plans, corporations and other business entities. As of August 31, 2006, Robinson had over $135 million in assets under management. Nashville Capital will pay Robinson a sub-advisory fee equal to 0.60% of the Fund's average daily net assets.

PORTFOLIO MANAGER. Mr. Russell. L. Robinson serves as the portfolio manager solely responsible for the day-to-day management of the Fund since the inception of the Fund (December 1999). Mr. Robinson has been the President of Robinson Investment Group since 1996. He was the Director of Investment Strategy of the investment manager, Nashville Capital Corporation, from 1990 to 1996.

Each annual report of the Fund will contain information about the factors that the Board of Trustees considered in approving the Fund's management and sub-advisory agreements. The SAI supplements this prospectus. It provides additional information about the Adviser, investment manager, and any portfolio managers: compensation, other accounts they manage, and their respective ownership of Fund shares.

SEC EXEMPTIVE ORDER

The Trust and the Adviser are applying for an exemptive order from the Securities and Exchange Commission ("SEC") that permits the Adviser, subject to certain conditions, to enter into agreements relating to the Fund with unaffiliated sub-advisers approved by the Board, without obtaining shareholder approval. The exemptive order would also permit the Adviser, subject to the approval of the Board but without shareholder approval, to employ new unaffiliated sub-advisers for new or existing funds, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Shareholders of the Fund have the right to terminate an agreement with a sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of the Fund. Shareholders will be notified of any sub-adviser changes. If the Adviser hires more than one sub-adviser for the Fund, the order also permits the Fund to disclose to shareholders the sub-advisers' fees only in the aggregate for the Fund.

Prior to October 2002, the Trust operated under an exemptive order covering sub-adviser matters. With the October 1, 2002 change in investment advisers, the Trust could no longer utilize the exemptive order specific to the previous Adviser. On November 29, 2002, shareholders instructed management to submit an application for an exemptive order on the same terms and conditions as the prior order. On October 23, 2003, the SEC proposed Rule 15a-5 under the Investment Company Act of 1940 that would allow funds to operate under conditions like those in the application for an exemptive order. The SEC staff was initially advised that the Trust and the Adviser wish to proceed with the application and that they have added a condition to the application providing that any exemptive order will terminate if and when Rule 15a-5 is adopted. In January 2005, the SEC staff provided comments on the application for exemption; and, in light of timing, the Trust deferred responding to the comments in anticipation of the rule being adopted. As of December 21, 2006, Rule 15a-5 is still being considered for adoption; however, there is no assurance the rule will be adopted or exemptive relief will be granted.

OTHER SERVICE PROVIDERS

Ultimus Fund Distributors, LLC (the "Distributor"), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, is the sole distributor of shares of the Fund. The Distributor is a limited liability company, a broker-dealer registered with the SEC, and a member of the National Association of Securities Dealers. Employees of the Adviser may serve as registered representatives of the Distributor to facilitate distribution of shares of the Fund.

The Distributor is a wholly-owned subsidiary of Ultimus Fund Solutions, LLC (the "Transfer Agent"), a full service U.S. mutual fund servicing company which provides fund administration, fund accounting, transfer agency and dividend disbursing agency services to the Fund.

The fees and other charges (except for any extraordinary expenses) associated with the Service Providers are paid by the Adviser.

FUND EXPENSES

The Adviser pays all of the operating expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), fees and expenses of the non-interested person trustees and extraordinary expenses. The Fund's expenses are capped at the levels in which it pays the Adviser (outlined above). In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. The Fund's expenses are comprised of expenses attributable to the Fund as well as expenses that are allocated among all series of the Trust. In addition to all of the operating expenses of the Fund, the Adviser is responsible for distribution expenses - including, among other things, it pays the expense of printing and mailing prospectuses and sales materials used for promotional purposes. The Adviser or the Sub-adviser (not the Fund) may, from its management fee, pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute or regulation.

================================================================================
YOUR ACCOUNT
================================================================================

GENERAL INFORMATION

You pay no sales charge to purchase or sell (redeem) shares of the Fund. You may purchase and sell shares at the net asset value ("NAV") of a share or the NAV next calculated after the Transfer Agent receives your completed application. If the Transfer Agent receives your completed application prior to 4:00 p.m., your transaction will be priced at that day's NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

You will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

The Fund reserves the right to impose minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

HOW TO CONTACT THE FUND

WRITE TO US AT:
   Monteagle Funds
   P.O. Box 46707
   Cincinnati, Ohio 45246-0707

OVERNIGHT ADDRESS:
   Monteagle Funds
   225 Pictoria Drive, Suite 450
   Cincinnati, Ohio 45246

DISTRIBUTOR:
   Ultimus Fund Distributors, LLC
   225 Pictoria Drive, Suite 450
   Cincinnati, Ohio 45246

TELEPHONE US TOLL-FREE AT:
   (888) 263-5593

WIRE INVESTMENTS
(OR ACH PAYMENTS) TO:
   U.S. Bank NA
   ABA #042000013
   F/C Monteagle Funds

FOR CREDIT TO:
   Account #130107148202
   FOR FURTHER CREDIT TO:
   The Monteagle Funds
   (Your Name)
   (Your Account Number)

WHEN AND HOW NAV IS DETERMINED. The Fund calculates its NAV as of the close of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern Time) on each weekday except days when the Exchange is closed. The time at which NAV is calculated may change in case of an emergency or if the Exchange closes early. The Fund's NAV is determined by taking the market value of all securities owned by the

Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. Securities for which market quotations are readily available are valued using the official closing price. If market quotations are not readily available or reliable, the Fund values securities at fair value, as determined by the Board (e.g., if the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund's NAV calculation). The NAV may be different if fair value is utilized rather than using market quotations.

TRANSACTIONS THROUGH THIRD PARTIES. If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Fund. Banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.

BUYING SHARES

HOW TO MAKE PAYMENTS. All investments must be in U.S. dollars and checks must be drawn on U.S. banks. The Fund does not accept cash, drafts, "starter" checks, travelers checks, credit card checks, post-dated checks, cashier's checks under $10,000, or money orders.

     o CHECKS. For individual, sole proprietorship, joint and Uniform Gifts to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA") accounts, the check must be made payable to "Monteagle Funds" or to one or more owners of the account and endorsed to "Monteagle Funds." For all other accounts, the check must be made payable on its face to "Monteagle Funds." No other method of check payment is acceptable (for instance, you may not pay by travelers check). The Transfer Agent will charge $25 against a shareholder's account for any check returned for insufficient funds.

          By sending your check to the Fund, please be aware that you are authorizing the Fund to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Fund receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Fund cannot post the transaction electronically, you authorize the Fund to present an image copy of your check for payment.

     o WIRES. Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

     o    IRA  ACCOUNTS.  Please  note that a  different  procedure  is used for
          opening  Individual   Retirement  Accounts  (IRAs).  Please  call  the
          Transfer Agent at (888) 263-5593 for details.

MINIMUM INVESTMENTS. The minimum initial investment for the Fund is $2,000. There is no minimum additional investment.

Management of the Fund may choose to waive the initial investment minimum.

ACCOUNT REQUIREMENTS

TYPE OF ACCOUNT                           REQUIREMENT

INDIVIDUAL, SOLE PROPRIETORSHIP AND       o  Instructions  must be signed by all
JOINT ACCOUNTS                               persons required to sign exactly
                                             as their names appear on the
Individual accounts are owned                account.
by one person, as are sole
proprietorship accounts.  Joint
accounts have two or more owners
(tenants).

GIFTS OR TRANSFERS TO A MINOR             o  Depending on state laws, you can
(UGMA, UTMA)                                 set up a custodial account under
                                             the UGMA or the UTMA.
These custodial accounts provide a
way to give money to a child and          o  The custodian must sign
obtain tax benefits.                         instructions in a manner
                                             indicating custodial capacity.

BUSINESS ENTITIES                         o  Submit a Corporate/Organization
                                             Resolution form or similar
                                             document.

TRUSTS                                    o  The trust must be established
                                             before an account can be opened.

                                          o  Provide a certified trust
                                             document, or the pages from the
                                             trust document that identify the
                                             trustees.

INVESTMENT PROCEDURES

HOW TO OPEN AN ACCOUNT                    HOW TO ADD TO YOUR ACCOUNT

BY CHECK                                  BY CHECK

o Call or write us for an account         o  Fill out an investment slip from
  application (and a Corporate/              a confirmation statement or write
  Organization Resolution form, if           us a letter.
  applicable).
                                          o  Write your account number on
o Complete the application (and              your check.
  resolution form).
                                          o  Mail us the slip (or your letter)
o Mail us your application (and              and a check.
  resolution form) and a check.

BY WIRE                                   BY WIRE

o Call or write us for an account         o  Call to notify us of your incoming
  application (and a Corporate/              wire.
  Organization Resolution form, if
  applicable).                            o  Instruct your bank to wire your
                                             money to us.
o Complete the application (and
  resolution form).

o Call us to fax the completed
  application (and resolution
  form) and we will assign you an
  account number.

o Mail us your original application
  (and resolution form).

o Instruct your bank to wire your
  money to us.

                                          BY SYSTEMATIC INVESTMENT

                                          o  Complete the Systematic
                                             Investment section of the
                                             application.

                                          o  Attach a voided check to your
                                             application.

                                          o  Mail us the completed application
                                             and the voided check.

SYSTEMATIC INVESTMENTS. You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by Automated Clearing House ("ACH") payment. Systematic investments must be for at least $100. Please call the Transfer Agent at (888) 263-5593 for details.

LIMITATIONS ON PURCHASES. The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading.

CANCELLED OR FAILED PAYMENTS. The Fund accepts checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be cancelled. You will be responsible for any losses or expenses incurred by a Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

SELLING SHARES

The Fund processes redemption orders promptly and you will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. The Fund will redeem your shares when the redemption request is received; but, if you recently purchased your shares by check and the Fund has not yet collected payment for those shares, your redemption proceeds may be released when the Fund is reasonably satisfied that the check has cleared, which may take up to 15 calendar days.

HOW TO SELL SHARES FROM YOUR ACCOUNT

BY MAIL

     o    Prepare a written request including:
          o    Your name(s) and signature(s)
          o    Your account number
          o    The Fund name
          o    The dollar amount or number of shares you want to sell
          o    How and where to send your proceeds
     o    Obtain a signature guarantee (if required)
     o    Obtain other documentation (if required)
     o    Mail us your request and documentation

BY WIRE

     o Wire requests are only available if you provided bank account information on your account application and your request is for $5,000 or more
     o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
     o    Mail us your request (See "By Mail")

BY TELEPHONE

     o Call us with your request (unless you declined telephone redemption privileges on your account application)
     o    Provide the following information:
          o    Your account number
          o    Exact name(s) in which the account is registered
          o    Additional form of identification
     o    Your proceeds will be:
          o    Mailed to you OR
          o Wired to you (unless you did not provide bank account information on your account application) (See "By Wire")

SYSTEMATICALLY

     o    Complete the systematic withdrawal section of the application
     o    Attach a voided check to your application
     o    Mail us your completed application


TELEPHONE REDEMPTION PRIVILEGES. You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

WIRE REDEMPTIONS. You may have your redemption proceeds wired to you if you provided bank account information on your account application. The minimum amount you may redeem by wire is $5,000. If you wish to make your wire request by telephone, you must also have telephone redemption privileges.

IRA REDEMPTIONS. If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

SYSTEMATIC WITHDRAWAL. If you own shares of the Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments can be sent to your address of record by check or to a designated bank account by ACH payment. Systematic requests must be for at least $100.

SIGNATURE GUARANTEE REQUIREMENTS. To protect you and the Fund against fraud, certain redemption options will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. We will need written instructions signed by all registered owners, with a signature guarantee for each owner, for any of the following:

     o    Written requests to redeem $100,000 or more over any 30-day period;

     o    Redemption   from  an  account   for  which  the  address  or  account
          registration has changed within the last 30 days;

     o Sending redemption or distribution proceeds to any person, address, brokerage firm or bank account not on record; or

     o Sending redemption or distribution proceeds to an account with a different registration (name or ownership) from yours.

We reserve the right to require a signature guarantee(s) on all redemptions.

SMALL ACCOUNTS. If the value of your account falls below $2,000, the Fund may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND. The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions "in kind" usually occur if the amount requested is large enough to affect the Fund's operations (for example, if it represents more than 1 percent of the Fund's assets).

LOST ACCOUNTS. The Transfer Agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be cancelled.

EXCHANGE PRIVILEGES

You may sell your Fund shares and buy shares of any other series of the Monteagle Funds, also known as an exchange, by telephone or in writing. Because exchanges are treated as a sale and purchase, they may have tax consequences.

REQUIREMENTS. You may exchange only between identically registered accounts [name(s), address and taxpayer ID number]. There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

HOW TO EXCHANGE

 BY MAIL

    o Prepare a written  request  including:
      o Your name(s) and  signature(s)
      o Your account number
      o The names of the funds you are exchanging
      o The dollar amount or number of shares you want to sell (and exchange)
    o If opening a new account, complete an account application if you are requesting different shareholder privileges
    o Mail us your request and documentation

   BY TELEPHONE

    o Call us with your request (unless you declined telephone redemption privileges on your account application)
    o Provide the following information:
      o Your account number
      o Exact name(s) in which account is registered
      o Additional form of identification

MARKET TIMING

Excessive, short-term market timing or other abusive trading practices may disrupt portfolio management strategies, may drive fund expenses higher, may increase taxable capital gains, and may harm fund performance (diluting the value of fund shares held by long-term investors).

It is the Trust's policy to strongly discourage abusive short-term trading or market timing in the Trust's funds. This policy and related procedures are designed to reduce, to the extent possible, investors from using the Fund for abusive short-term trading or market timing. To minimize harm to the Fund and its shareholders, the Trust reserves the right to reject any purchase order, including exchange purchases, for any reason without prior notice, particularly orders that the Trust believes are made on behalf of persons engaging in excessive shot-term trading.

Service providers to the Trust (primarily the Adviser and the Transfer Agent) are subject to this policy and will assist the Trust in undertaking steps necessary to implement this policy and related procedures. Trust service providers will assist the Trust in monitoring selected trades based on a shareholder's trading activity and history in an effort to detect short-term trading activities. If as a result of this monitoring the service providers believe a shareholder has engaged in abusive trading practices, they will inform the Trust's Chief Compliance Officer and may, after consultation with or at the discretion of the Trust's Chief Compliance Officer, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's account.

The ability to monitor trades that are placed by underlying shareholders of omnibus accounts maintained by trading platforms, brokers and the like is limited, as trading platforms, brokers, and retirement plan administrators often maintain the underlying shareholder transactions and do not disclose to the Trust or its service providers individual shareholder transaction information. If within one (1) business day of a financial intermediary's receipt of the order, the Trust believes abusive short-term trading or other policy violation is being conducted through or by a financial intermediary on an omnibus basis, any transactions processed through that same financial intermediary may be cancelled or rejected in whole or in part.

================================================================================
OTHER INFORMATION
================================================================================

DISTRIBUTIONS

The Fund declares and pays distributions from net investment income quarterly. Any net capital gain realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.


TAXES

The Fund intends to operate in a manner such that it will not be liable for Federal income or excise tax.

The Fund's distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income. The Fund's distributions of long-term capital gain, if any, generally are taxable to you as long-term capital gain regardless of how long you have held your shares of the Fund. Distributions may also be subject to state and local taxes.

If you purchase shares shortly before the Fund makes a distribution, you are taxed on the distribution even though the distribution may represent a return of your investment. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The Fund may be required to withhold Federal income tax at the rate of 30 percent of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your Federal income tax liability.

The Fund will mail you reports containing information about the income tax status of distributions paid during the year shortly after December 31 of each year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

The following table is intended to help you understand the Fund's financial performance. Total return in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions). Certain information reflects financial results for a single Fund share. The information for the fiscal years ended August 31, 2004, 2005 and 2006 was audited by Cohen Fund Audit Services, Ltd. (f.k.a. Cohen McCurdy, Ltd.), whose report, along with the financial statements, are included in the annual report, which is available upon request. Prior to 2004, the financial statements were audited by another independent public accounting firm.

FINANCIAL HIGHLIGHTS FOR THE MONTEAGLE VALUE FUND

SELECTED DATA FOR A SINGLE SHARE
                                                              YEAR ENDED
                                          ======================================================
                                          8/31/06    8/31/05    8/31/04    8/31/03    8/31/02
================================================================================================

BEGINNING NET ASSET VALUE                 $ 15.43    $ 12.16    $ 10.92    $  9.77    $ 13.34
                                          -------    -------    -------    -------    -------
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income                      0.19(a)    0.15       0.10       0.16(a)    0.17(a)
  Net gain (loss) realized
   and unrealized                            1.07       3.16       1.33       1.14      (2.17)
                                          -------    -------    -------    -------    -------

Total from Investment Operations             1.26       3.31       1.43       1.30      (2.00)
                                          -------    -------    -------    -------    -------
LESS DISTRIBUTIONS:
  From net investment income                (0.14)     (0.04)     (0.10)     (0.15)     (0.15)
  From net realized gain                       --         --      (0.09)        --      (1.42)
                                          -------    -------    -------    -------    -------
Total Distributions                         (0.14)     (0.04)     (0.19)     (0.15)     (1.57)
                                          -------    -------    -------    -------    -------
ENDING NET ASSET VALUE                    $ 16.55    $ 15.43    $ 12.16    $ 10.92    $  9.77
                                          =======    =======    =======    =======    =======
TOTAL RETURN(b)                              8.25%     27.30%     13.10%     13.49%    (16.95%)

RATIOS AND SUPPLEMENT DATA
Net Assets at end of
  period (in thousands)                   $20,893    $20,123    $16,328    $14,652    $19,010
Ratio to average net assets:
 Expenses including
  reimbursement/waiver                      1.23%      1.37%      1.36%      1.36%      1.35%
 Expenses excluding
  reimbursement/waiver                      1.35%         --         --         --         --
 Net investment income                      1.14%      1.07%      0.85%      1.72%      1.37%
Portfolio turnover rate                       28%        25%        35%        28%        59%

(a) Net investment income (loss) per share is based on average shares outstanding during the period.

(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

                      This Page Intentionally Left Blank.

                      This Page Intentionally Left Blank.

================================================================================
                     NOTICE OF PRIVACY POLICY AND PROCEDURES

At the Monteagle Funds, we are committed to protecting your financial privacy.

The personal information that we have about you comes directly from you. You disclosed much of this information on your mutual fund account application or we may have contacted you by telephone or mail for additional information.

We keep information about the investments you purchase, transactions and payment history. We may in extreme cases collect personal information from outside sources, including consumer reporting agencies.

We do not sell shareholder information to anyone. We do not disclose your personal information to companies or organizations not affiliated with us. We may use your personal information to communicate with you about your investments. In addition, we may, as permitted by law and without your prior permission, provide personal information about you contained in our records or files to persons or organizations such as:

     o Persons who perform business functions for us, such as third parties that provide assistance in processing and servicing your account;

     o    The Fund's investment adviser; and

     o    Regulatory or law-enforcement authorities.

We recognize the need to provide protection against unauthorized access to the information we collect, including that held in an electronic format on our computer systems. We maintain physical, electronic, and organizational safeguards to protect your personal information. We continually review our policies and practices, monitor our computer networks and test the strength of our security in order to help us ensure the safety of client information.

The Monteagle Funds consider privacy a fundamental right of shareholders and take seriously the obligation to safeguard shareholder information. We will adhere to the policies and practices above for both current and former shareholders. If you believe that any information about you is not accurate, please let us know.


================================================================================

                            ========================
                              FOR MORE INFORMATION
                            ========================

                           ANNUAL/SEMI-ANNUAL REPORTS
                  Each Fund will provide annual and semi-annual
              reports to shareholders that will provide additional
                information about the Fund's investments. In each
               Fund's annual report, you will find a discussion of
                 the market conditions and investment strategies
               that significantly affected the Fund's performances
                         during their last fiscal year.

                             STATEMENT OF ADDITIONAL
                               INFORMATION ("SAI")
                The SAI provides more detailed information about
                each Fund and it is hereby incorporated (legally
                     part of this prospectus) by reference.

                              CONTACTING THE FUNDS
                 You can get free copies of both reports and the
                SAI, request other information and discuss your
                  questions about each Fund by contacting your
                             broker or the Funds at:

                                 MONTEAGLE FUNDS
                             6550 Directors Parkway
                              Abilene, Texas 79606
                                 (888) 263-5593
                             www.monteaglefunds.com

                             SECURITIES AND EXCHANGE
                             COMMISSION INFORMATION
                You can also review each Fund's reports, SAI and
                 other information about the Funds at the Public
                  Reference Room of the Securities and Exchange
                   Commission ("SEC"). The scheduled hours of
                  operation of the Public Reference Room may be
                 obtained by calling the SEC at (202) 551-8090.
               You can get copies of this information, for a fee,
                         by e-mailing or by writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: public info@sec.gov

                Free copies of the reports and SAI are available
                 from the SEC's Web site at: http://www.sec.gov

                    Investment Company Act File No. 811-08529







                                [GRAPHIC OMITTED]
                                 MONTEAGLE FUNDS





                                 MONTEAGLE FIXED
                                   INCOME FUND

                              MONTEAGLE VALUE FUND

                               MONTEAGLE LARGE CAP
                                   GROWTH FUND

                                MONTEAGLE QUALITY
                                   GROWTH FUND

                                MONTEAGLE SELECT
                                   VALUE FUND




                                 MONTEAGLE FUNDS
                               6550 DIRECTORS PKWY
                                ABILENE, TX 79606
                             www.monteaglefunds.com



                                C/O ULTIMUS FUND
                                DISTRIBUTORS, LLC
                               225 PICTORIA DRIVE
                                    SUITE 450
                              CINCINNATI, OH 45246
                                 (888) 263-5593

                          DECEMBER 21, 2006 SUPPLEMENT
                                       TO
                  MONTEAGLE LARGE CAP GROWTH FUND (the "Fund")
                       PROSPECTUS DATED DECEMBER 21, 2006

     On November 22, 2006 the Fund's Board of Trustees approved Ultimus Fund Distributors, LLC as distributor and principal underwriter for the Fund's shares, and Ultimus Fund Solutions, LLC as transfer agent for the Fund's shares. These changes become effective on February 2, 2007. Until February 2, 2007, the following disclosure replaces the disclosure in the Fund's current Prospectus dated December 21, 2006.

--------------------------------------------------------------------------------
                  THE FOLLOWING REPLACES THE SECTION ENTITLED
                            "OTHER SERVICE PROVIDERS"
                  (PAGE 11 OF THE PROSPECTUS UNTIL 02/02/07):
--------------------------------------------------------------------------------

     Citco Mutual Fund Distributors, Inc. (the "Distributor"), 83 General Warren Boulevard, Suite 200, Malvern, Pennsylvania 19355, is the sole distributor of shares of the Fund. The Distributor is a Delaware corporation, a broker-dealer registered with the SEC, and a member of the National Association of Securities Dealers. Employees of the Adviser may serve as registered representatives of the Distributor to facilitate distribution of shares of the Fund.

     The Distributor is a wholly-owned subsidiary of Citco Mutual Fund Services, Inc. ("CMFS"), a full service U.S. mutual fund back office servicing company which provides administration, fund accounting, transfer agency and dividend disbursing agency services to the Fund.

     The fees and other charges (except for any extraordinary expenses) associated with the Service Providers are paid by the Adviser.

--------------------------------------------------------------------------------
                  THE FOLLOWING REPLACES THE SECTION ENTITLED
                            "HOW TO CONTACT THE FUND"
                  (PAGE 13 OF THE PROSPECTUS UNTIL 02/02/07):
--------------------------------------------------------------------------------

HOW TO CONTACT THE FUND

WRITE TO US AT:
     Monteagle Funds
     6550 Directors Parkway
     Abilene, Texas 79606

OVERNIGHT ADDRESS:
     Monteagle Funds
     6550 Directors Parkway
     Abilene, Texas 79606

DISTRIBUTOR:
     Citco Mutual Fund Distributors, Inc.
     83 General Warren Blvd., Suite 200
     Malvern, Pennsylvania 19355

TELEPHONE US TOLL-FREE AT:
     (888) 263-5593

WIRE INVESTMENTS (OR ACH PAYMENTS) TO:
     Wachovia Bank NA
     ABA #031201467
     F/C Citco Mutual Fund Distributors, Inc.

FOR CREDIT TO:
     Account #2000021334711

FOR FURTHER CREDIT TO:
     The Monteagle Funds -
     Large Cap Growth Fund
     (Your Name)
     (Your Account Number)

--------------------------------------------------------------------------------
                  THE FOLLOWING REPLACES THE SECTION ENTITLED
                                 "IRA ACCOUNTS"
                  (PAGE 15 OF THE PROSPECTUS UNTIL 02/02/07):
--------------------------------------------------------------------------------

o IRA ACCOUNTS. Please note that a different procedure is used for opening Individual Retirement Accounts (IRAs). Please call Citco Mutual Fund Services, Inc. (the "Transfer Agent") at (888) 263-5593 for details.

--------------------------------------------------------------------------------
                  THE FOLLOWING REPLACES THE SECTION ENTITLED
                            "DISTRIBUTOR INFORMATION"
                 (BACK COVER OF THE PROSPECTUS UNTIL 02/02/07):
--------------------------------------------------------------------------------

                           MONTEAGLE FIXED INCOME FUND
                              MONTEAGLE VALUE FUND
                         MONTEAGLE LARGE CAP GROWTH FUND
                          MONTEAGLE QUALITY GROWTH FUND
                           MONTEAGLE SELECT VALUE FUND

                                 MONTEAGLE FUNDS
                             6550 DIRECTORS PARKWAY
                              ABILENE, TEXAS 79606
                             www.monteaglefunds.com

                    C/O CITCO MUTUAL FUND DISTRIBUTORS, INC.
                     83 GENERAL WARREN BOULEVARD, SUITE 200
                                MALVERN, PA 19355
                                 (888) 263-5593


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                               [GRAPHIC OMITTED]





                                   LARGE CAP GROWTH FUND
                                   PROSPECTUS
                                   DECEMBER 21, 2006












The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                        [GRAPHIC OMITTED]
                                                         MONTEAGLE FUNDS

================================================================================
TABLE OF CONTENTS
================================================================================

RISK/RETURN SUMMARY..........................................  1

PERFORMANCE..................................................  3

FEE TABLE....................................................  5

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT
     STRATEGIES AND PRINCIPAL RISKS..........................  6

MANAGEMENT...................................................  8

YOUR ACCOUNT.................................................  13

     General Information.....................................  13

     Buying Shares...........................................  14

     Selling Shares..........................................  17

     Exchange Privileges.....................................  20

OTHER INFORMATION............................................  22

FINANCIAL HIGHLIGHTS.........................................  23

NOTICE OF PRIVACY POLICY AND PROCEDURES......................  Inside
                                                               Back Cover

FOR MORE INFORMATION.........................................  Back Cover

     Types Of Information....................................  Back Cover

     Where You Can Get This Information......................  Back Cover

================================================================================
RISK/RETURN SUMMARY
================================================================================
CONCEPTS TO UNDERSTAND

GROWTH INVESTING means to invest in stocks of companies that have exhibited faster than average earnings growth over the past few years and are expected to continue to show high levels of profit growth.

COMMON STOCK is ownership shares in a corporation that are sold initially by the corporation and then traded by investors.

MARKET CAPITALIZATION of a company means the value of the company's common stock in the stock market.

INVESTMENT OBJECTIVE

The investment objective of the Monteagle Large Cap Growth Fund (the "Fund") is long term growth of capital. The Fund will provide at least sixty (60) days notice before changing this policy.

PRINCIPAL
INVESTMENT STRATEGY

The Fund will, under normal circumstances, invest at least 80% of its assets in common stocks of large capitalization U.S. companies that exhibit a history of increasing earnings. Large capitalization companies include those with market capitalizations above $5 billion. The Fund considers such factors as past earnings growth and earnings growth prospects. The Fund considers various factors when considering the investment value of a stock such as:

     o    Expected earnings growth;

     o    Analysts' earnings estimates for the next fiscal year;

     o    Return on equity;

     o    Stability of earnings growth in the past 5 years; and

     o    Relative price-to-earnings multiple.

The Fund may sell a stock if, in the Fund's opinion:

     o Stock appreciation has caused the stock to become too large a position in the portfolio;

     o    The fundamental price objective has been achieved;

     o The company has experienced a negative change in fundamentals (such as its earnings growth rate or competitive position in its industry group); or

     o Some or all of the factors used to rank the company have declined, combined with relative underperformance of the stock compared to the S&P 500 Stock Index(R) or the company's industry group.

PRINCIPAL RISKS OF INVESTING IN THE FUND

You could lose money on your investment in the Fund and the Fund could under-perform other investments. The principal risks of investing in the Fund include:

     o MANAGEMENT RISK. The strategy used by the Fund may fail to produce the intended results.

     o COMPANY RISK. The Fund might decrease in value in response to the activities and financial prospects of an individual company in the Fund's portfolio.

     o MARKET RISK. The Fund might decrease in value in response to general market and economic conditions.

     o VOLATILITY RISK. Common stocks tend to be more volatile than other investment choices. With only 25-35 stocks in the Fund's portfolio, the Fund may be more volatile than a more diversified fund.

     o SECTOR RISK. If the Fund's portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.

     o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     o    The Fund is not a complete investment program.

     o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

WHO MAY  WANT TO  INVEST  IN THE FUND

You may want to purchase shares of the Fund if:

     o You are a long term investor seeking a fund with a growth investment strategy;

     o You are an investor willing to accept price fluctuations in their investment; and

     o You are an investor who can tolerate the greater risks associated with common stock investments.

The Fund may NOT be appropriate for you if:

     o You want an investment that pursues market trends or focuses only on particular sectors or industries;

     o    You need regular income or stability of principal; or

     o    You are pursuing a short-term goal or investing emergency reserves.


================================================================================
PERFORMANCE
================================================================================

The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

MONTEAGLE LARGE CAP GROWTH FUND

The following chart shows the annual total return of the Predecessor Fund.


                           YEAR-BY-YEAR TOTAL RETURN1
                         FOR PERIOD ENDED DECEMBER 31ST

                                [GRAPHIC OMITTED]

                             15.60%            8.94%
                              2004             2005

1 The Unified Series Trust acquired all the assets and liabilities of the Monteagle Large Cap Growth Fund, a series of AmeriPrime Advisors Trust (the "AmeriPrime Predecessor Fund"), in tax-free reorganization, effective as of September 26, 2005. The Monteagle Trust acquired all the assets and liabilities of the Monteagle Large Cap Growth Fund, a series of Unified Series Trust (the "Unified Predecessor Fund") in a tax-free reorganization. The Fund is a continuation of the Ameriprime and Unified Predecessor Funds and, therefore, the bar chart includes the AmeriPrime Predecessor Fund's returns.

During the period shown, the highest return for a quarter was 9.43% (4th quarter
2004); and the lowest return was -2.09% (3rd quarter 2004). The year-to-date (01/01/06 - 09/30/06) performance was -7.01%.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED 12/31/2005:
                                                                 SINCE
                                                              SEPTEMBER 1,
MONTEAGLE LARGE CAP GROWTH FUND(3)            1 YEAR(3)          2003(1)

   Return Before Taxes                          8.94%            13.47%
   Return After Taxes on Distributions(2)       8.94%            13.46%
   Return After Taxes on Distributions
    and Sale of Fund Shares                     5.81%            11.58%

S&P 500 INDEX(R)
   (reflects no deduction for fees,
    expenses or taxes)                         10.83%            16.74%

(1) The date that the Sub-adviser of the Fund commenced managing the Unified Predecessor Fund.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) Reflects the return when Monteagle Large Cap Growth Fund was a series with AmeriPrime Advisors and then Unified Series trusts, Predecessor trusts, as the Monteagle Large Cap Growth Fund.

================================================================================
FEE TABLE
================================================================================
The following tables describe the fees and expenses that you will pay if you invest in the Fund.

  SHAREHOLDER FEES (fees paid directly from your investment)

  Maximum Sales Charge (Load) Imposed on Purchases                       None
  Maximum Deferred Sales Charge (Load)                                   None
  Maximum Sales Charge (Load) Imposed
   on Reinvested Distributions                                           None
  Redemption Fee                                                         None
  Exchange Fee                                                           None

  ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

  Management Fees1                                                      1.19%
  Distribution (12b-1) Fees                                              None
  Other Expenses2                                                       0.02%

  TOTAL ANNUAL FUND OPERATING EXPENSES                                  1.21%

1 Management fees include all investment advisory, custodial, administrative and other services.

2 Based on estimated amounts. The Fund's Adviser is responsible for paying all the Fund's expenses except taxes, interest, litigation expenses, independent Trustee expenses and other extraordinary expenses.

EXAMPLE:

The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes a $10,000 investment in the Fund, a 5 percent annual return, that the Fund's operating expenses remain the same as stated in the table above (before waivers and reimbursements) and reinvestment of all distributions and redemptions at the end of each period. Although your actual costs may be higher or lower, under these assumptions your costs would be:

               1 Year           3 Years           5 Years          10 Years

                $123             $384              $655             $1,466

================================================================================
INVESTMENT OBJECTIVES, PRINCIPAL
INVESTMENT STRATEGIES AND PRINCIPAL RISKS
================================================================================

INVESTMENT OBJECTIVE

The investment objective of the Monteagle Large Cap Growth Fund is long term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will, under normal circumstances, invest at least 80% of its assets in common stocks of large capitalization U.S. companies that exhibit a history of increasing earnings. Large capitalization companies include those with market capitalizations above $5 billion. The Fund first analyzes various industrial sectors to select the industry groups in which the Fund will focus its investments. The Fund considers such factors as past earnings growth and earnings growth prospects. The Fund considers various factors when considering the investment value of a stock such as:

     o    Expected earnings growth;

     o    Analysts' earnings estimates for the next fiscal year;

     o    Return on equity;

     o    Stability of earnings growth in the past 5 years; and

     o    Relative price-to-earnings multiple.

The Fund may sell a stock if, in the Fund's opinion:

     o Stock appreciation has caused the stock to become too large a position in the portfolio;

     o    The fundamental price objective has been achieved;

     o The company has experienced a negative change in fundamentals (such as its earnings growth rate or competitive position in its industry group); or

     o Some or all of the factors used to rank the company have declined, combined with relative underperformance of the stock compared to the S&P 500 Stock Index(R) or the company's industry group.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Statement of Additional Information ("SAI").

PRINCIPAL INVESTMENT RISKS

GENERALLY. There is no assurance that the Fund will achieve its investment objective, and the Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in the Fund may be worth less than its original value. The Fund, by itself, does not provide a complete investment program.

All investments made by the Fund have some risk. In addition to the specific risks outlined above, the market value of any security in which the Fund may invest is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of the issuer's worth.

The Fund may be an appropriate investment if you are seeking long-term growth in your investment, and are willing to tolerate significant fluctuations in the value of your investment in response to changes in the market value of the stocks the Fund holds. This type of market movement may affect the price of the securities of a single issuer, a segment of the domestic stock market or the entire market. The value of the Fund's investments could be impacted by changes in interest rates.

TEMPORARY DEFENSIVE POSITION. The Fund may from time to time take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objectives.

================================================================================
MANAGEMENT
================================================================================

The business of Monteagle Funds (the "Trust") and the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and all other series of the Trust and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information regarding the Trustees, as well as executive officers, may be found in the SAI.

ADVISER

Nashville Capital Corporation ("Nashville Capital" or the "Adviser"), 209 10th Avenue South, Suite 332, Nashville, TN 37203, serves as investment adviser to the Fund. Subject to the general control of the Board, the Adviser is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective, reviewing the investment strategies and policies of the Fund and advising the Board on the selection of sub-advisers.

In this capacity, Nashville Capital advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund, although the Adviser has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund's investment portfolio to Northstar Capital Management, Inc. Nashville Capital was formed in 1986 and, as of August 31, 2006, managed assets of over $92 million for financial institutions. The Adviser is paid based on the following average daily net asset rate schedule:


                         FUND ASSETS                   FEE RATE

                       $1 - $25 million                       1.200%
                  $25,000,001 to $50 million                  1.115%
                  $50,000,001 to $100 million                 0.975%
                       Over $100 million                      0.875%


The Adviser pays all of the operating expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), fees and expenses of the non-interested person trustees and extraordinary expenses.

SUB-ADVISER / PORTFOLIO MANAGEMENT TEAM

The Adviser has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund's investment portfolio to Northstar Capital Management, Inc. ("Northstar"), 3801 PGA Boulevard, Suite 904, Palm Beach Gardens, Florida 33410, as the investment manager to the Fund. In this capacity, Northstar will provide portfolio investment management services to the Fund. Northstar was founded in 2000 and serves institutional and non-institutional clients through its separate account management services. As of August 31, 2006, Northstar had approximately $572 million in assets under management. Nashville Capital will pay Northstar a sub-advisory fee equal to 0.50% of the Fund's average daily net assets.

The SAI supplements this prospectus. It provides additional information about the Sub-adviser's compensation and Portfolio Managers ownership of Fund shares.

PORTFOLIO MANAGERS. Investment decisions of the Fund are made by Northstar's investment committee whose members are responsible for all aspects of the day-to-day management of the Fund (since September 2003). The committee consists of H. Kent Mergler, Stephen K. Mergler, Robert G. Jacobsen and Peter V. Van Beuren. Each member of the committee reviews all proposed investments for the Fund and votes on whether the Fund should make such an investment. The committee purchases those investments that receive a majority vote of the committee members.

H. KENT MERGLER, CFA, CIC. Mr. Mergler is the Chairman and a Portfolio Manager of Northstar, and previously served as its president from the time the firm was founded in 2000 until 2004. Prior to founding Northstar, Mr. Mergler was a managing partner and portfolio manager at Loomis, Sayles & Company, L.P., an investment advisory firm, from 1992 until 2000. Mr. Mergler is a Chartered Financial Analyst (since 1970) and Chartered Investment Counselor (since 1976). He graduated from the University of Cincinnati with a BBA with Honors in 1963, and an MBA in 1964.

STEPHEN K. MERGLER, JD. Mr. Mergler is the President and a Portfolio Manager of Northstar, and previously served as its vice-president from the time the firm was founded in 2000 until 2004. Prior to Northstar, Mr. Mergler served as a vice president and portfolio manager at Loomis, Sayles & Company, L.P., from 1997 until 2000. Mr. Mergler graduated from the University of Florida with a BA in 1988, and a J.D. in 1991. He is a member of the Palm Beach and Florida bar associations.

ROBERT G. JACOBSEN, CFA, CIC. Mr. Jacobsen has been a Senior Vice President and Portfolio Manager of Northstar since 2000. Prior to joining Northstar, Mr. Jacobsen served as the vice president and senior partner at Loomis, Sayles &
Company, from 1994 to 2000; and as the senior vice president, partner and portfolio manager at Stein Roe & Farnham, Inc. from 1982 - 1994. Mr. Jacobsen is a Chartered Financial Analyst and Chartered Investment Counselor. He holds a BBA from Wake Forest University, which he obtained in 1969, and an MBA from Georgia State University, which he obtained in 1971.

PETER V. VAN BEUREN. Mr. Van Beuren has served as a Senior Vice President and Portfolio Manager at Northstar since 2000. Prior to joining Northstar, Mr. Van Beuren served as the vice president and senior partner at Loomis, Sayles & Company, from 1993 to 2000; and as vice president and resident manager at Scudder Stevens & Clark from 1980 to 1993. Mr. Van Beuren graduated from Colgate University in 1961 with a BA in Economics.

JASON J. MCFARLAND. Mr. McFarland has been a member of Northstar's Investment Management Team since joining Northstar in 2003. On January 1st, 2006 Mr. McPharlin was made a member of Northstar's Investment Committee. Mr. McPharlin worked for DIRECTV Latin America from 1998 to 2003, serving as Finance Director from 2000 to 2003. He holds a BS degree from Florida Atlantic University, a MBA from Nova Southeastern University and a MIM from Thunderbird, The Garvin School of International Management.

Each annual report of the Fund will contain information about the factors that the Board considered in approving the Fund's management and sub-advisory agreements. The SAI supplements this prospectus. It provides additional information about the Adviser, investment manager, and any portfolio managers: compensation, other accounts they manage, and their respective ownership of Fund shares.

SEC EXEMPTIVE ORDER

The Trust and the Adviser are applying for an exemptive order from the Securities and Exchange Commission ("SEC") that permits the Adviser, subject to certain conditions, to enter into agreements relating to the Fund with unaffiliated sub-advisers approved by the Board, without obtaining shareholder approval. The exemptive order would also permit the Adviser, subject to the approval of the Board but without shareholder approval, to employ new unaffiliated sub-advisers for new or existing funds, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Shareholders of the Fund have the right to terminate an agreement with a sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of the Fund. Shareholders will be notified of any sub-adviser changes. If the Adviser hires more than one sub-adviser for the Fund, the order also permits the Fund to disclose to shareholders the sub-advisers' fees only in the aggregate for the Fund.

Prior to October 2002, the Trust operated under an exemptive order covering sub-adviser matters. With the October 1, 2002 change in investment advisers, the Trust could no longer utilize the exemptive order specific to the previous Adviser. On November 29, 2002, shareholders instructed management to submit an application for an exemptive order on the same terms and conditions as the prior order. On October 23, 2003, the SEC proposed Rule 15a-5 under the Investment Company Act of 1940 that would allow funds to operate under conditions like those in the application for an exemptive order. The SEC staff was initially advised that the Trust and the Adviser wish to proceed with the application and that they have added a condition to the application providing that any exemptive order will terminate if and when Rule 15a-5 is adopted. In January 2005, the SEC staff provided comments on the application for exemption; and, in light of timing, the Trust deferred responding to the comments in anticipation of the rule being adopted. As of December 21, 2006, Rule 15a-5 is still being considered for adoption; however, there is no assurance the rule will be adopted or exemptive relief will be granted.

OTHER SERVICE PROVIDERS

Ultimus Fund Distributors, LLC (the "Distributor"), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, is the sole distributor of shares of the Fund. The Distributor is a limited liability company, a broker-dealer registered with the SEC, and a member of the National Association of Securities Dealers. Employees of the Adviser may serve as registered representatives of the Distributor to facilitate distribution of shares of the Fund.

The Distributor is a wholly-owned subsidiary of Ultimus Fund Solutions, LLC (the "Transfer Agent"), a full service U.S. mutual fund servicing company which provides fund administration, fund accounting, transfer agency and dividend disbursing agency services to the Fund.

The fees and other charges (except for any extraordinary expenses) associated with the Service Providers are paid by the Adviser.

FUND EXPENSES

The Adviser pays all of the operating expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), fees and expenses of the non-interested person trustees and extraordinary expenses. The Fund's expenses are capped at the levels in which it pays the Adviser (outlined above). In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. The Fund's expenses are comprised of expenses attributable to the Fund as well as expenses that are allocated among all series of the Trust. In addition to all of the operating expenses of the Fund, the Adviser is responsible for distribution expenses - including, among other things, it pays the expense of printing and mailing prospectuses and sales materials used for promotional purposes. The Adviser or the Sub-adviser (not the Fund) may, from its management fee, pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute or regulation.

================================================================================
YOUR ACCOUNT
================================================================================

GENERAL INFORMATION

You pay no sales charge to purchase or sell (redeem) shares of the Fund. You may purchase and sell shares at the net asset value ("NAV") of a share or the NAV next calculated after the Transfer Agent receives your completed application. If the Transfer Agent receives your completed application prior to 4:00 p.m., your transaction will be priced at that day's NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

You will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

The Fund reserves the right to impose minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

HOW TO CONTACT THE FUND

WRITE TO US AT:
   Monteagle Funds
   P.O. Box 46707
   Cincinnati, Ohio 45246-0707

OVERNIGHT ADDRESS:
   Monteagle Funds
   225 Pictoria Drive, Suite 450
   Cincinnati, Ohio 45246

DISTRIBUTOR:
   Ultimus Fund Distributors, LLC
   225 Pictoria Drive, Suite 450
   Cincinnati, Ohio 45246

TELEPHONE US TOLL-FREE AT:
   (888) 263-5593

WIRE INVESTMENTS
(OR ACH PAYMENTS) TO:
   U.S. Bank NA
   ABA #042000013
   F/C Monteagle Funds

FOR CREDIT TO:
   Account #130107148202
   For Further Credit To:
   The Monteagle Funds
   (Your Name)
   (Your Account Number)

WHEN AND HOW NAV IS DETERMINED. The Fund calculates its NAV as of the close of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern Time) on each weekday except days when the Exchange is closed. The time at which NAV is calculated may change in case of an emergency or if the Exchange closes early. The Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. Securities for which market quotations are readily available are valued using the official closing price. If market quotations are not readily available or reliable, the Fund values securities at fair value, as determined by the Board (e.g., if the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund's NAV calculation). The NAV may be different if fair value is utilized rather than using market quotations.

TRANSACTIONS THROUGH THIRD PARTIES. If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Fund. Banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.


BUYING SHARES

HOW TO MAKE PAYMENTS. All investments must be in U.S. dollars and checks must be drawn on U.S. banks. The Fund does not accept cash, drafts, "starter" checks, travelers checks, credit card checks, post-dated checks, cashier's checks under $10,000, or money orders.

     o CHECKS. For individual, sole proprietorship, joint and Uniform Gifts to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA") accounts, the check must be made payable to "Monteagle Funds" or to one or more owners of the account and endorsed to "Monteagle Funds." For all other accounts, the check must be made payable on its face to "Monteagle Funds." No other method of check payment is acceptable (for instance, you may not pay by travelers check). The Transfer Agent will charge $25 against a shareholder's account for any check returned for insufficient funds.

          By sending your check to the Fund, please be aware that you are authorizing the Fund to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Fund receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Fund cannot post the transaction electronically, you authorize the Fund to present an image copy of your check for payment.

     o WIRES. Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

     o    IRA  ACCOUNTS.  Please  note that a  different  procedure  is used for
          opening  Individual   Retirement  Accounts  (IRAs).  Please  call  the
          Transfer Agent at (888) 263-5593 for details.

MINIMUM INVESTMENTS. The minimum initial investment for the Fund is $2,000. There is no minimum additional investment.

Management of the Fund may choose to waive the initial investment minimum.

ACCOUNT REQUIREMENTS

TYPE OF ACCOUNT                           REQUIREMENT

INDIVIDUAL, SOLE PROPRIETORSHIP AND       o  Instructions  must be signed by all
JOINT ACCOUNTS                               persons required to sign exactly
                                             as their names appear on the
Individual accounts are owned                account.
by one person, as are sole
proprietorship accounts.  Joint
accounts have two or more owners
(tenants).

GIFTS OR TRANSFERS TO A MINOR             o  Depending on state laws, you can
(UGMA, UTMA)                                 set up a custodial account under
                                             the UGMA or the UTMA.
These custodial accounts provide a
way to give money to a child and          o  The custodian must sign
obtain tax benefits.                         instructions in a manner
                                             indicating custodial capacity.

BUSINESS ENTITIES                         o  Submit a Corporate/Organization
                                             Resolution form or similar
                                             document.

TRUSTS                                    o  The trust must be established
                                             before an account can be opened.

                                          o  Provide a certified trust
                                             document, or the pages from the
                                             trust document that identify the
                                             trustees.

INVESTMENT PROCEDURES

HOW TO OPEN AN ACCOUNT                    HOW TO ADD TO YOUR ACCOUNT

BY CHECK                                  BY CHECK

o Call or write us for an account         o  Fill out an investment slip from
  application (and a Corporate/              a confirmation statement or write
  Organization Resolution form, if           us a letter.
  applicable).
                                          o  Write your account number on
o Complete the application (and              your check.
  resolution form).
                                          o  Mail us the slip (or your letter)
o Mail us your application (and              and a check.
  resolution form) and a check.

BY WIRE                                   BY WIRE

o Call or write us for an account         o  Call to notify us of your incoming
  application (and a Corporate/              wire.
  Organization Resolution form, if
  applicable).                            o  Instruct your bank to wire your
                                             money to us.
o Complete the application (and
  resolution form).

o Call us to fax the completed
  application (and resolution
  form) and we will assign you an
  account number.

o Mail us your original application
  (and resolution form).

o Instruct your bank to wire your
  money to us.

                                          BY SYSTEMATIC INVESTMENT

                                          o  Complete the Systematic
                                             Investment section of the
                                             application.

                                          o  Attach a voided check to your
                                             application.

                                          o  Mail us the completed application
                                             and the voided check.

SYSTEMATIC INVESTMENTS. You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by Automated Clearing House ("ACH") payment. Systematic investments must be for at least $100. Please call the Transfer Agent at (888) 263-5593 for details.

LIMITATIONS ON PURCHASES. The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading.

CANCELLED OR FAILED PAYMENTS. The Fund accepts checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be cancelled. You will be responsible for any losses or expenses incurred by a Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.


SELLING SHARES

The Fund processes redemption orders promptly and you will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. The Fund will redeem your shares when the redemption request is received; but, if you recently purchased your shares by check and the Fund has not yet collected payment for those shares, your redemption proceeds may be released when the Fund is reasonably satisfied that the check has cleared, which may take up to 15 calendar days.


  HOW TO SELL SHARES FROM YOUR ACCOUNT

  BY MAIL

     o    Prepare a written request including:
          o    Your name(s) and  signature(s)
          o    Your account number o The Fund name
          o    The dollar amount or number of shares you want to sell
          o    How and where to send your proceeds
     o    Obtain a signature guarantee (if required)
     o    Obtain other documentation (if required)
     o    Mail us your request and documentation

BY WIRE

     o Wire requests are only available if you provided bank account information on your account application and your request is for $5,000 or more
     o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
     o    Mail us your request (See "By Mail")

BY TELEPHONE

     o Call us with your request (unless you declined telephone redemption privileges on your account application)
     o    Provide the following information:
          o    Your account number
          o    Exact name(s) in which the account is registered
          o    Additional form of identification
     o    Your proceeds will be:
          o    Mailed to you OR
          o Wired to you (unless you did not provide bank account information on your account application) (See "By Wire")

SYSTEMATICALLY

     o    Complete the systematic withdrawal section of the application
     o    Attach a voided check to your application
     o    Mail us your completed application


TELEPHONE REDEMPTION PRIVILEGES. You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

WIRE REDEMPTIONS. You may have your redemption proceeds wired to you if you provided bank account information on your account application. The minimum amount you may redeem by wire is $5,000. If you wish to make your wire request by telephone, you must also have telephone redemption privileges.

IRA REDEMPTIONS. If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

SYSTEMATIC WITHDRAWAL. If you own shares of the Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments can be sent to your address of record by check or to a designated bank account by ACH payment. Systematic requests must be for at least $100.

SIGNATURE GUARANTEE REQUIREMENTS. To protect you and the Fund against fraud, certain redemption options will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. We will need written instructions signed by all registered owners, with a signature guarantee for each owner, for any of the following:

     o    Written requests to redeem $100,000 or more over any 30-day period;

     o    Redemption   from  an  account   for  which  the  address  or  account
          registration has changed within the last 30 days;

     o Sending redemption or distribution proceeds to any person, address, brokerage firm or bank account not on record; or

     o Sending redemption or distribution proceeds to an account with a different registration (name or ownership) from yours.

We reserve the right to require a signature guarantee(s) on all redemptions.

SMALL ACCOUNTS. If the value of your account falls below $2,000, the Fund may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND. The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions "in kind" usually occur if the amount requested is large enough to affect the Fund's operations (for example, if it represents more than 1 percent of the Fund's assets).

LOST ACCOUNTS. The Transfer Agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be cancelled.

EXCHANGE PRIVILEGES

You may sell your Fund shares and buy shares of any other series of the Monteagle Funds, also known as an exchange, by telephone or in writing. Because exchanges are treated as a sale and purchase, they may have tax consequences.

REQUIREMENTS. You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

HOW TO EXCHANGE

BY MAIL

     o    Prepare a written request including:
          o    Your name(s) and signature(s)
          o    Your account number
          o    The names of the funds you are exchanging
          o The dollar amount or number of shares you want to sell (and exchange)
     o If opening a new account, complete an account application if you are requesting different shareholder privileges
     o    Mail us your request and documentation

BY TELEPHONE

     o Call us with your request (unless you declined telephone redemption privileges on your account application)
     o    Provide the following information:
          o    Your account number
          o    Exact name(s) in which account is registered
          o    Additional form of identification

MARKET TIMING

Excessive, short-term market timing or other abusive trading practices may disrupt portfolio management strategies, may drive fund expenses higher, may increase taxable capital gains, and may harm fund performance (diluting the value of fund shares held by long-term investors).

It is the Trust's policy to strongly discourage abusive short-term trading or market timing in the Trust's funds. This policy and related procedures are designed to reduce, to the extent possible, investors from using the Fund for abusive short-term trading or market timing. To minimize harm to the Fund and its shareholders, the Trust reserves the right to reject any purchase order, including exchange purchases, for any reason without prior notice, particularly orders that the Trust believes are made on behalf of persons engaging in excessive shot-term trading.

Service providers to the Trust (primarily the Adviser and the Transfer Agent) are subject to this policy and will assist the Trust in undertaking steps necessary to implement this policy and related procedures. Trust service providers will assist the Trust in monitoring selected trades based on a shareholder's trading activity and history in an effort to detect short-term trading activities. If as a result of this monitoring the service providers believe a shareholder has engaged in abusive trading practices, they will inform the Trust's Chief Compliance Officer and may, after consultation with or at the discretion of the Trust's Chief Compliance Officer, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's account.

The ability to monitor trades that are placed by underlying shareholders of omnibus accounts maintained by trading platforms, brokers and the like is limited, as trading platforms, brokers, and retirement plan administrators often maintain the underlying shareholder transactions and do not disclose to the Trust or its service providers individual shareholder transaction information. If within one (1) business day of a financial intermediary's receipt of the order, the Trust believes abusive short-term trading or other policy violation is being conducted through or by a financial intermediary on an omnibus basis, any transactions processed through that same financial intermediary may be cancelled or rejected in whole or in part.

================================================================================
OTHER INFORMATION
================================================================================

DISTRIBUTIONS

The Fund declares and pays distributions from net investment income quarterly. Any net capital gain realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.


TAXES

The Fund intends to operate in a manner such that it will not be liable for Federal income or excise tax.

The Fund's distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income. The Fund's distributions of long-term capital gain, if any, generally are taxable to you as long-term capital gain regardless of how long you have held your shares of the Fund. Distributions may also be subject to state and local taxes.

If you purchase shares shortly before the Fund makes a distribution, you are taxed on the distribution even though the distribution may represent a return of your investment. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The Fund may be required to withhold Federal income tax at the rate of 30 percent of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your Federal income tax liability.

The Fund will mail you reports containing information about the income tax status of distributions paid during the year shortly after December 31 of each year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

The following table is intended to help you understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Fund (including the Predecessor Fund), assuming reinvestment of all dividends and distributions. The information for the fiscal years ended August 31, 2004, 2005 and 2006, was audited by Cohen Fund Audit Services, Ltd. (f.k.a. Cohen McCurdy, Ltd.), whose report, along with the financial statements, are included in the Fund's annual report which is available upon request. The information for all other years was audited by another independent registered public accounting firm.

FINANCIAL HIGHLIGHTS FOR THE MONTEAGLE LARGE CAP GROWTH FUND

SELECTED DATA FOR A SINGLE SHARE
                                                                YEAR ENDED
                                          =========================================================
                                          8/31/06     8/31/05    8/31/04     8/31/03    8/31/02
===================================================================================================

BEGINNING NET ASSET VALUE                 $  6.27     $  5.43    $  4.99     $  4.62    $  6.70
                                          -------     -------    -------     -------    -------
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income                     (0.04)(a)   (0.03)     (0.04)       0.01(a)   (0.02)(a)
  Net gain (loss) realized
    and unrealized                          (0.21)       0.87       0.49        0.36      (2.06)
                                          -------     -------    -------     -------    -------
Total from Investment Operations            (0.25)       0.84       0.45        0.37      (2.08)
                                          -------     -------    -------     -------    -------
LESS DISTRIBUTIONS:
  From net investment income                   --          --      (0.01)         --         --
  From net realized gain                       --          --         --          --         --
                                          -------     -------    -------     -------    -------
Total Distributions                            --          --      (0.01)         --         --
                                          -------     -------    -------     -------    -------
ENDING NET ASSET VALUE                    $  6.02     $  6.27    $  5.43     $  4.99    $  4.62
                                          =======     =======    =======     =======    =======
Total Return(b)                            (3.99%)     15.47%      8.89%       8.01%    (31.04%)

OTHER INFORMATION
Net Assets at end of
  period (in thousands)                   $28,773     $31,361    $12,867     $ 4,061    $ 6,661
Ratio to average net assets:
  Expenses including
    reimbursement/waiver                    1.21%       1.36%      1.37%       1.27%      1.03%
  Expenses excluding
    reimbursement/waiver                    1.32%          --         --          --         --
  Net investment income                    (0.62%)     (0.56%)    (0.75%)      0.12%     (0.26%)
Portfolio turnover rate                       76%         60%        67%(c)      27%        87%

(a) Net investment income (loss) per share is based on average shares outstanding during the period
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) Portfolio turnover percentage increased 39.59% compared to prior year due to changes in Adviser - effective September 1, 2003.

                      This Page Intentionally Left Blank.

================================================================================
                     NOTICE OF PRIVACY POLICY AND PROCEDURES
================================================================================

At the Monteagle Funds, we are committed to protecting your financial privacy.

The personal information that we have about you comes directly from you. You disclosed much of this information on your mutual fund account application or we may have contacted you by telephone or mail for additional information.

We keep information about the investments you purchase, transactions and payment history. We may in extreme cases collect personal information from outside sources, including consumer reporting agencies.

We do not sell shareholder information to anyone. We do not disclose your personal information to companies or organizations not affiliated with us. We may use your personal information to communicate with you about your investments. In addition, we may, as permitted by law and without your prior permission, provide personal information about you contained in our records or files to persons or organizations such as:

     o Persons who perform business functions for us, such as third parties that provide assistance in processing and servicing your account;

     o    The Fund's investment adviser; and

     o    Regulatory or  law-enforcement  authorities.

We recognize the need to provide protection against unauthorized access to the information we collect, including that held in an electronic format on our computer systems. We maintain physical, electronic, and organizational safeguards to protect your personal information. We continually review our policies and practices, monitor our computer networks and test the strength of our security in order to help us ensure the safety of client information.

The Monteagle Funds consider privacy a fundamental right of shareholders and take seriously the obligation to safeguard shareholder information. We will adhere to the policies and practices above for both current and former shareholders. If you believe that any information about you is not accurate, please let us know.


================================================================================

                            ========================
                              FOR MORE INFORMATION
                            ========================

                           ANNUAL/SEMI-ANNUAL REPORTS
                  Each Fund will provide annual and semi-annual
              reports to shareholders that will provide additional
                information about the Fund's investments. In each
               Fund's annual report, you will find a discussion of
                 the market conditions and investment strategies
               that significantly affected the Fund's performances
                         during their last fiscal year.

                             STATEMENT OF ADDITIONAL
                               INFORMATION ("SAI")
                The SAI provides more detailed information about
                each Fund and it is hereby incorporated (legally
                     part of this prospectus) by reference.

                              CONTACTING THE FUNDS
                 You can get free copies of both reports and the
                SAI, request other information and discuss your
                  questions about each Fund by contacting your
                             broker or the Funds at:

                                 MONTEAGLE FUNDS
                             6550 Directors Parkway
                              Abilene, Texas 79606
                                 (888) 263-5593
                             www.monteaglefunds.com

                             SECURITIES AND EXCHANGE
                             COMMISSION INFORMATION
                You can also review each Fund's reports, SAI and
                 other information about the Funds at the Public
                  Reference Room of the Securities and Exchange
                   Commission ("SEC"). The scheduled hours of
                  operation of the Public Reference Room may be
                 obtained by calling the SEC at (202) 551-8090.
               You can get copies of this information, for a fee,
                         by e-mailing or by writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: public info@sec.gov

                Free copies of the reports and SAI are available
                 from the SEC's Web site at: http://www.sec.gov

                    Investment Company Act File No. 811-08529







                                [GRAPHIC OMITTED]
                                 MONTEAGLE FUNDS





                                 MONTEAGLE FIXED
                                   INCOME FUND

                              MONTEAGLE VALUE FUND

                               MONTEAGLE LARGE CAP
                                   GROWTH FUND

                                MONTEAGLE QUALITY
                                   GROWTH FUND

                                MONTEAGLE SELECT
                                   VALUE FUND




                                 MONTEAGLE FUNDS
                               6550 DIRECTORS PKWY
                                ABILENE, TX 79606
                             www.monteaglefunds.com



                                C/O ULTIMUS FUND
                                DISTRIBUTORS, LLC
                               225 PICTORIA DRIVE
                                    SUITE 450
                              CINCINNATI, OH 45246
                                 (888) 263-5593

                          DECEMBER 21, 2006 SUPPLEMENT
                                       TO
                   MONTEAGLE QUALITY GROWTH FUND (the "Fund")
                       PROSPECTUS DATED DECEMBER 21, 2006

     On November 22, 2006 the Fund's Board of Trustees approved Ultimus Fund Distributors, LLC as distributor and principal underwriter for the Fund's shares, and Ultimus Fund Solutions, LLC as transfer agent for the Fund's shares. These changes become effective on February 2, 2007. Until February 2, 2007, the following disclosure replaces the disclosure in the Fund's current Prospectus dated December 21, 2006.

--------------------------------------------------------------------------------
                   THE FOLLOWING REPLACES THE SECTION ENTITLED
                            "OTHER SERVICE PROVIDERS"
                  (PAGE 10 OF THE PROSPECTUS UNTIL 02/02/07):
--------------------------------------------------------------------------------

     Citco Mutual Fund Distributors, Inc. (the "Distributor"), 83 General Warren Boulevard, Suite 200, Malvern, Pennsylvania 19355, is the sole distributor of shares of the Fund. The Distributor is a Delaware corporation, a broker-dealer registered with the SEC, and a member of the National Association of Securities Dealers. Employees of the Adviser may serve as registered representatives of the Distributor to facilitate distribution of shares of the Fund.

     The Distributor is a wholly-owned subsidiary of Citco Mutual Fund Services, Inc. ("CMFS"), a full service U.S. mutual fund back office servicing company which provides administration, fund accounting, transfer agency and dividend disbursing agency services to the Fund.

     The fees and other charges (except for any extraordinary expenses) associated with the Service Providers are paid by the Adviser.

--------------------------------------------------------------------------------
                  THE FOLLOWING REPLACES THE SECTION ENTITLED
                            "HOW TO CONTACT THE FUND"
                  (PAGE 12 OF THE PROSPECTUS UNTIL 02/02/07):
--------------------------------------------------------------------------------

HOW TO CONTACT THE FUND

WRITE TO US AT:
     Monteagle Funds
     6550 Directors Parkway
     Abilene, Texas 79606

OVERNIGHT ADDRESS:
     Monteagle Funds
     6550 Directors Parkway
     Abilene, Texas 79606

DISTRIBUTOR:
     Citco Mutual Fund Distributors, Inc.
     83 General Warren Blvd., Suite 200
     Malvern, Pennsylvania 19355

TELEPHONE US TOLL-FREE AT:
     (888) 263-5593

WIRE INVESTMENTS (OR ACH PAYMENTS) TO:
     Wachovia Bank NA
     ABA #031201467
     F/C Citco Mutual Fund Distributors, Inc.

FOR CREDIT TO:
     Account #2000021334711

FOR FURTHER CREDIT TO:
     The Monteagle Funds -
     Quality Growth Fund
     (Your Name)
     (Your Account Number)

--------------------------------------------------------------------------------
                   THE FOLLOWING REPLACES THE SECTION ENTITLED
                                 "IRA ACCOUNTS"
                  (PAGE 14 OF THE PROSPECTUS UNTIL 02/02/07):
--------------------------------------------------------------------------------

o IRA Accounts. Please note that a different procedure is used for opening Individual Retirement Accounts (IRAs). Please call Citco Mutual Fund Services, Inc. (the "Transfer Agent") at (888) 263-5593 for details.

--------------------------------------------------------------------------------
                   THE FOLLOWING REPLACES THE SECTION ENTITLED
                            "DISTRIBUTOR INFORMATION"
                 (BACK COVER OF THE PROSPECTUS UNTIL 02/02/07):
--------------------------------------------------------------------------------

                           MONTEAGLE FIXED INCOME FUND
                              MONTEAGLE VALUE FUND
                         MONTEAGLE LARGE CAP GROWTH FUND
                          MONTEAGLE QUALITY GROWTH FUND
                           MONTEAGLE SELECT VALUE FUND

                                 MONTEAGLE FUNDS
                             6550 DIRECTORS PARKWAY
                              ABILENE, TEXAS 79606
                             www.monteaglefunds.com

                    C/O CITCO MUTUAL FUND DISTRIBUTORS, INC.
                     83 GENERAL WARREN BOULEVARD, SUITE 200
                                MALVERN, PA 19355
                                 (888) 263-5593


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                               [GRAPHIC OMITTED]





                                   QUALITY GROWTH FUND
                                   PROSPECTUS
                                   DECEMBER 21, 2006















The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                               [GRAPHIC OMITTED]
                                                                MONTEAGLE FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY..........................................  1

PERFORMANCE..................................................  3

FEE TABLE....................................................  5

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT
    STRATEGIES AND PRINCIPAL RISKS...........................  6

MANAGEMENT...................................................  7

YOUR ACCOUNT.................................................  12

    General Information......................................  12

    Buying Shares............................................  13

    Selling Shares...........................................  16

    Exchange Privileges......................................  19

OTHER INFORMATION............................................  21

FINANCIAL HIGHLIGHTS.........................................  22

NOTICE OF PRIVACY POLICY AND PROCEDURES......................  Inside
                                                               Back Cover

FOR MORE INFORMATION.........................................  Back Cover

    Types Of Information.....................................  Back Cover

    Where You Can Get This Information.......................  Back Cover

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

CONCEPTS TO UNDERSTAND

GROWTH INVESTING means to invest in stocks of companies that have exhibited faster than average earnings growth over the past few years and are expected to continue to show high levels of profit growth.

COMMON STOCK is ownership shares in a corporation that are sold initially by the corporation and then traded by investors.

MARKET CAPITALIZATION of a company means the value of the company's common stock in the stock market.

INVESTMENT GOAL

The investment objective of the Monteagle Quality Growth Fund (the "Fund") is long-term capital appreciation. The Fund will provide at least sixty (60) days notice before changing this policy.

PRINCIPAL INVESTMENT STRATEGY

The Fund uses a "growth investing" style by investing, under normal circumstances, at least 80% of its assets in the common stock of domestic companies that its sub-adviser believes have superior growth potential and fundamental characteristics that are significantly better than the market average and support internal earnings growth capability. The Fund only invests in companies that have a minimum market capitalization of $250 million at the time of purchase, and seeks to maintain a minimum average weighted market capitalization of $5 billion.

PRINCIPAL RISKS OF INVESTING IN THE FUND

You could lose money on your investment in the Fund and the Fund could under-perform other investments. The principal risks of investing in the Fund include:

     o    The stock market goes down;

     o The stock market continues to undervalue the stocks in the Fund's portfolio;

     o The sub-adviser's judgment as to the value of a stock proves to be wrong; and

     o The Fund's particular investment style falls out of favor with the market.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST IN THE FUND

You may want to purchase shares of the Fund if:

     o You are willing to tolerate significant changes in the value of your investment;

     o    You are pursuing a long-term goal; and

     o    You are willing to accept higher short-term risk.

The Fund may NOT be appropriate for you if:

     o You want an investment that pursues market trends or focuses only on particular sectors or industries;

     o    You need regular income or stability of principal; and

     o    You are pursuing a short-term goal or investing emergency reserves.

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

MONTEAGLE QUALITY GROWTH FUND

The following chart shows the annual total return of the Fund for each full calendar year the Fund has operated.


                               ANNUAL TOTAL RETURN

                                [GRAPHIC OMITTED]



         24.44%   -5.66%   -15.82%   -20.72%   20.20%   4.11%   2.77%
         ------   ------   -------   -------   ------   -----   -----
          1999     2000      2001      2002     2003    2004    2005



During the period shown in the chart, the highest quarterly return was 16.32% (for the quarter ended December 1999) and the lowest return was -15.20% (for the quarter ended March 2001). The year-to-date (01/01/06 - 09/30/06) performance was 0.00%.

The following table compares the Fund's average annual total returns as of December 31, 2005, to the S&P 500 Index(R) and the Russell 1000 Growth Index(R). To calculate the figures in the table that present the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax. We did not take into consideration state or local income taxes. In certain cases the figure representing "Return After Taxes on Distributions" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown. Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account ("IRA") or a 401(k) plan, this information does not apply to your investment because such accounts are subject to taxes only upon distribution.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED 12/31/2005:

--------------------------------------------------------------------------------
                                                                      SINCE
MONTEAGLE QUALITY GROWTH FUND(4)            1 YEAR(3)     5 YEAR    INCEPTION(1)
--------------------------------------------------------------------------------
  Return Before Taxes                         2.77%       -3.01%       2.58%
  Return After Taxes on Distributions         2.77%       -3.04%       1.05%
  Return After Taxes on Distributions
    and Sale of Fund Shares                   1.81%       -2.55%       1.57%
--------------------------------------------------------------------------------
S&P 500 INDEX(R)(2)
  (reflects no deduction for fees,
    expenses or taxes)                        4.91%        0.54%       3.29%
--------------------------------------------------------------------------------
RUSSELL 1000 GROWTH INDEX(R)(3)
  (reflects no deduction for fees,
    expenses or taxes)                        5.26%       -3.58%       0.57%
--------------------------------------------------------------------------------

(1)  Since March 30, 1998.

(2) The S&P 500 Index(R) is the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stock. The index figures assume reinvestment of all dividends paid by stocks included in the index. One cannot invest directly in the index. While both the S&P 500 Index(R) and the Russell 1000 Growth Index(R) are shown, the sub-adviser believes that the S&P 500 Index(R) more accurately represents the Fund's industry diversification, capitalization range and risk characteristics.

(3) The Russell 1000 Growth Index(R) tracks stocks in the Russell 1000 Index(R) with higher price-to-book ratios and higher forecasted growth values. One cannot invest directly in the index.

(4) Reflects the return from March 30, 1998 to December 31, 2005 when Monteagle Quality Growth Fund was the Memorial Large Cap Growth Fund.

--------------------------------------------------------------------------------
FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay if you invest in the Fund.
--------------------------------------------------------------------------------
  SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
  Maximum Sales Charge (Load) Imposed on Purchases                    None
  Maximum Deferred Sales Charge (Load)                                None
  Maximum Sales Charge (Load) Imposed
    on Reinvested Distributions                                       None
  Redemption Fee                                                      None
  Exchange Fee                                                        None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES  (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
  Management Fees1                                                   1.20%
  Distribution (12b-1) Fees                                           None
  Other Expenses2                                                    0.02%

  TOTAL ANNUAL FUND OPERATING EXPENSES                               1.22%
--------------------------------------------------------------------------------

1 Management fees include all investment advisory, custodial, administrative and other services.

2 Based on estimated amounts. The Fund's Adviser is responsible for paying all the Fund's expenses except taxes, interest, litigation expenses, independent Trustee expenses and other extraordinary expenses.

EXAMPLE:

The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes a $10,000 investment in the Fund, a 5 percent annual return, that the Fund's operating expenses remain the same as stated in the table above (before waivers and reimbursements) and reinvestment of all distributions and redemptions at the end of each period. Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------
          1 Year           3 Years           5 Years          10 Years
--------------------------------------------------------------------------------
           $124             $387              $670             $1,477
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVES, PRINCIPAL
INVESTMENT STRATEGIES AND PRINCIPAL RISKS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is long-term capital appreciation. There is no assurance that the Fund will achieve this objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its assets in the common stock of domestic companies. For purposes of this policy, assets mean net assets plus borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders. The Fund only invests in companies having a minimum market capitalization of $250 million at the time of purchase, and seeks to maintain a minimum average weighted market capitalization of $5 billion.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Statement of Additional Information ("SAI").

The Fund invests in the securities of issuers that its sub-adviser believes have superior growth potential and fundamental characteristics that are significantly better than the market average and support internal earnings growth capability. The Fund may invest in the securities of companies whose growth potential is, in the sub-adviser's opinion, generally unrecognized or misperceived by the market. The sub-adviser may also look to changes in a company that involve a sharp increase in earnings, the hiring of new management or measures taken to close the gap between the company's share price and takeover/asset value.

PRINCIPAL INVESTMENT RISKS

GENERALLY. There is no assurance that the Fund will achieve its investment objective, and the Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in the Fund may be worth less than its original value. The Fund, by itself, does not provide a complete investment program.

All investments made by the Fund have some risk. In addition to the specific risks outlined above, the market value of any security in which the Fund may invest is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of the issuer's worth.

The Fund may be an appropriate investment if you are seeking long-term growth in your investment, and are willing to tolerate significant fluctuations in the value of your investment in response to changes in the market value of the stocks the Fund holds. This type of market movement may affect the price of the securities of a single issuer, a segment of the domestic stock market or the entire market. The investment style for the Fund could fall out of favor with the market. In other words, if investors lose interest in "growth" stocks, then the net asset value of the Fund could also decrease.

TEMPORARY DEFENSIVE POSITION. In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position and invest without limit in securities issued by the U.S. Government, cash or cash equivalents such as high quality money market instruments. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objectives.

--------------------------------------------------------------------------------
MANAGEMENT
--------------------------------------------------------------------------------

The business of Monteagle Funds (the "Trust") and the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and all other series of the Trust and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information regarding the Trustees, as well as executive officers, may be found in the SAI.

ADVISER

Parkway Advisors, L.P. ("Parkway Advisors" or the "Adviser"), 6550 Directors Parkway, Abilene, Texas 79606, serves as investment adviser to the Fund. Subject to the general control of the Board, the Adviser is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective, reviewing the investment strategies and policies of the Fund and advising the Board on the selection of sub-advisers.

Parkway Advisors is a wholly owned subsidiary of Directors Investment Group, Inc., a holding company of several businesses which include insurance companies. Prior to May 2001, Parkway Advisors was the investment management department of a related insurance company responsible for the management of assets for over 13 years. The investment management department spun out of the insurance company, organized Parkway Advisors in April of 2001 and has been registered with the SEC as an investment adviser since May 16, 2001. As of August 31, 2006, Parkway Advisors manages client portfolios with assets in excess of $626 million. Carl C. Peterson is its CEO & Principal, Theron R. Holladay, CFA is the VP & Chief Investment Officer and Paul
B. Ordonio, Esq. is VP / Counsel & Chief Compliance Officer. They are responsible for management of operations, portfolios and oversight of the sub-advisers.

In this capacity, Parkway Advisors advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund, although the Adviser has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund's investment portfolio to Davis Hamilton Jackson & Associates, L.P. The Adviser is paid based on the following average daily net asset rate schedule:

              -----------------------------------------------------
                       FUND ASSETS                    FEE CAP
              -----------------------------------------------------
                     $1 - $25 million                 1.200%
                $25,000,001 to $50 million            1.115%
                $50,000,001 to $100 million           0.975%
                    Over $100 million                 0.875%
              -----------------------------------------------------

The Adviser pays all of the operating expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), fees and expenses of the non-interested person trustees and extraordinary expenses.

SUB-ADVISER / PORTFOLIO MANAGER

The Adviser has the ultimate responsibility (subject to oversight by the Board) to oversee the sub-adviser and recommend its hiring, termination and replacement. The Adviser has entered into an investment sub-advisory agreement with Davis Hamilton Jackson & Associates, L.P. ("DHJA"), under which DHJA serves as the Fund's sub-adviser. The Adviser has retained DHJA to render advisory services and make daily investment decisions for the Fund. The day-to-day management of the Fund is performed by a portfolio manager employed by the sub-adviser to the Fund. The sub-adviser is registered as an investment adviser under the Investment Advisers Act of 1940. The sub-adviser for the Fund and its portfolio manager's business experience and educational background follow:

DAVIS HAMILTON JACKSON & ASSOCIATES, L.P. ("DHJA") at 5 Houston Center, 1401 McKinney, Suite 1600, Houston, Texas 77010, manages the portfolio of Monteagle Quality Growth Fund and has since 03/98. As of August 31, 2006, DHJA manages over $3.4 billion for institutions and high net worth individuals and invests primarily in domestic equity securities. Mr. Robert C. Davis is the Fund's portfolio manager. Mr. Davis is a co-founder, principal and member of the executive committee of DHJA which was formed in 1988. He has been in portfolio management since 1969. Mr. Davis received his B.A. and M.A. in Economics from the University of Texas at Arlington. In 1969, he joined Texas American Investment Services where he became an investment manager and trust officer. He subsequently spent four years with the institutional division of
Shearson/Hammill and First International Investment Co. In 1976 he joined Citicorp Investment Management, Inc. where he began as a senior portfolio manager. Mr. Davis became President and Managing Director of Citicorp Investment Management, Inc. He left in 1987 when he joined the regional institutional brokerage firm of Lovett Mitchell Webb & Garrison as Director of Research. In 1988 he left Lovett Mitchell Webb & Garrison to form Davis Hamilton, Inc. which became Davis Hamilton Jackson & Associates, Inc. which became DHJA.

Mr. Davis is a Chartered Financial Analyst, Chartered Investment Counselor and a member of the CFA Institute and the Houston Society of Financial Analysts.

Each annual report of the Fund will contain information about the factors that the Board of Trustees considered in approving the Fund's management and sub-advisory agreements. The SAI supplements this prospectus. It provides additional information about the Adviser, investment manager, and any portfolio managers: compensation, other accounts they manage, and their respective ownership of Fund shares.

The Sub-Advisory Agreement between the Trust, the Adviser and DHJA was approved by shareholders on November 29, 2002, and subsequent continuations were approved by the Board. For its services, DHJA will receive an advisory fee from the Adviser at an annual rate of 0.30% of the Fund's average daily net assets.

SEC EXEMPTIVE ORDER

The Trust and the Adviser are applying for an exemptive order from the Securities and Exchange Commission ("SEC") that permits the Adviser, subject to certain conditions, to enter into agreements relating to the Fund with unaffiliated sub-advisers approved by the Board, without obtaining shareholder approval. The exemptive order would permit the Adviser, subject to the approval of the Board but without shareholder approval, to employ new unaffiliated sub-advisers for new or existing funds, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Shareholders of the Fund have the right to terminate an agreement with a sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of the Fund. Shareholders will be notified of any sub-adviser changes. If the Adviser hires more than one sub-adviser for the Fund, the order also permits the Fund to disclose to shareholders the sub-advisers' fees only in the aggregate for the Fund.

Prior to October 2002, the Trust operated under an exemptive order covering sub-adviser matters. With the October 1, 2002 change in investment advisers, the Trust could no longer utilize the exemptive order specific to the previous Adviser. On November 29, 2002, shareholders instructed management to submit an application for an exemptive order on the same terms and conditions as the prior order. On October 23, 2003, the SEC proposed Rule 15a-5 under the Investment Company Act of 1940 that would allow funds to operate under conditions like those in the application for an exemptive order. The SEC staff was initially advised that the Trust and the Adviser wish to proceed with the application and that they have added a condition to the application providing that any exemptive order will terminate if and when Rule 15a-5 is adopted. In January 2005, the SEC staff provided comments on the application for exemption; and, in light of timing, the Trust deferred responding to the comments in anticipation of the rule being adopted. As of December 21, 2006, Rule 15a-5 is still being considered for adoption; however, there is no assurance the rule will be adopted or exemptive relief will be granted.

OTHER SERVICE PROVIDERS

Ultimus Fund Distributors, LLC (the "Distributor"), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, is the sole distributor of shares of the Fund. The Distributor is a limited liability company, a broker-dealer registered with the SEC, and a member of the National Association of Securities Dealers. Employees of the Adviser may serve as registered representatives of the Distributor to facilitate distribution of shares of the Fund.

The Distributor is a wholly-owned subsidiary of Ultimus Fund Solutions, LLC (the "Transfer Agent"), a full service U.S. mutual fund servicing company which provides fund administration, fund accounting, transfer agency and dividend disbursing agency services to the Fund.

The fees and other charges (except for any extraordinary expenses) associated with the Service Providers are paid by the Adviser.

FUND EXPENSES

The Adviser pays all of the operating expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), fees and expenses of the non-interested person trustees and extraordinary expenses. The Fund's expenses are capped at the levels in which it pays the Adviser (outlined above). In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. The Fund's expenses are comprised of expenses attributable to the Fund as well as expenses that are allocated among all series of the Trust. In addition to all of the operating expenses of the Fund, the Adviser is responsible for distribution expenses - including, among other things, it pays the expense of printing and mailing prospectuses and sales materials used for promotional purposes. The Adviser or the Sub-adviser (not the Fund) may, from its management fee, pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute or regulation.

--------------------------------------------------------------------------------
YOUR ACCOUNT
--------------------------------------------------------------------------------

GENERAL INFORMATION

You pay no sales charge to purchase or sell (redeem) shares of the Fund. You may purchase and sell shares at the net asset value ("NAV") of a share or the NAV next calculated after the Transfer Agent receives your completed application. If the Transfer Agent receives your completed application prior to 4:00 p.m., your transaction will be priced at that day's NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

You will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

The Fund reserves the right to impose minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

HOW TO CONTACT THE FUND

WRITE TO US AT:
   Monteagle Funds
   P.O. Box 46707
   Cincinnati, Ohio 45246-0707

OVERNIGHT ADDRESS:
   Monteagle Funds
   225 Pictoria Drive, Suite 450
   Cincinnati, Ohio 45246

DISTRIBUTOR:
   Ultimus Fund Distributors, LLC
   225 Pictoria Drive, Suite 450
   Cincinnati, Ohio 45246

TELEPHONE US TOLL-FREE AT:
   (888) 263-5593

WIRE INVESTMENTS
(OR ACH PAYMENTS) TO:
   U.S. Bank NA
   ABA #042000013
   F/C Monteagle Funds

FOR CREDIT TO:
   Account #130107148202
   FOR FURTHER CREDIT TO:
   THE MONTEAGLE FUNDS
   (YOUR NAME)
   (YOUR ACCOUNT NUMBER)

WHEN AND HOW NAV IS DETERMINED. The Fund calculates its NAV as of the close of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern Time) on each weekday except days when the Exchange is closed. The time at which NAV is calculated may change in case of an emergency or if the  Exchange  closes  early.  The Fund's NAV is  determined  by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. Securities for which market quotations are readily available are valued using the official closing price. If market quotations are not readily available or reliable, the Fund values securities at fair value, as determined by the Board (e.g., if the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund's NAV calculation). The NAV may be different if fair value is utilized rather than using market quotations.

TRANSACTIONS THROUGH THIRD PARTIES. If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Fund. Banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.

BUYING SHARES

HOW TO MAKE PAYMENTS. All investments must be in U.S. dollars and checks must be drawn on U.S. banks. The Fund does not accept cash, drafts, "starter" checks, travelers checks, credit card checks, post-dated checks, cashier's checks under $10,000, or money orders.

     o CHECKS. For individual, sole proprietorship, joint and Uniform Gifts to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA") accounts, the check must be made payable to "Monteagle Funds" or to one or more owners of the account and endorsed to "Monteagle Funds." For all other accounts, the check must be made payable on its face to "Monteagle Funds." No other method of check payment is acceptable (for instance, you may not pay by travelers check). The Transfer Agent will charge $25 against a shareholder's account for any check returned for insufficient funds.

          By sending your check to the Fund, please be aware that you are authorizing the Fund to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Fund receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Fund cannot post the transaction electronically, you authorize the Fund to present an image copy of your check for payment.

     o WIRES. Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

     o    IRA  ACCOUNTS.  Please  note that a  different  procedure  is used for
          opening  Individual   Retirement  Accounts  (IRAs).  Please  call  the
          Transfer Agent at (888) 263-5593 for details.

MINIMUM INVESTMENTS. The minimum initial investment for the Fund is $2,000. There is no minimum additional investment.

Management of the Fund may choose to waive the initial investment minimum.

ACCOUNT REQUIREMENTS
--------------------------------------------------------------------------------
TYPE OF ACCOUNT                           REQUIREMENT
--------------------------------------------------------------------------------
INDIVIDUAL, SOLE PROPRIETORSHIP           o  Instructions  must be signed by all
AND JOINT ACCOUNTS                           persons required to sign exactly
                                             as their names appear on the
Individual accounts are owned                account.
by one person, as are sole
proprietorship accounts. Joint
accounts have two or more owners
(tenants).
--------------------------------------------------------------------------------
GIFTS OR TRANSFERS TO A MINOR             o  Depending on state laws, you can
(UGMA, UTMA)                                 set up a custodial account under
                                             the UGMA or the UTMA.

These custodial accounts provide a
way to give money to a child and          o  The custodian must sign
obtain tax benefits.                         instructions in a manner
                                             indicating custodial capacity.
--------------------------------------------------------------------------------
BUSINESS ENTITIES                         o  Submit a Corporate/Organization
                                             Resolution form or similar
                                             document.
--------------------------------------------------------------------------------
TRUSTS                                    o  The trust must be established
                                             before an account can be opened.

                                          o  Provide a certified trust
                                             document, or the pages from the
                                             trust document that identify the
                                             trustees.
--------------------------------------------------------------------------------

INVESTMENT PROCEDURES
--------------------------------------------------------------------------------
HOW TO OPEN AN ACCOUNT                    HOW TO ADD TO YOUR ACCOUNT
--------------------------------------------------------------------------------
BY CHECK                                  BY CHECK

o  Call or write us for an account        o  Fill out an investment slip from
   application (and a Corporate/             a  confirmation statement or write
   Organization Resolution form, if          us a letter.
   applicable).
                                          o  Write your account number on
o  Complete the application (and             your check.
   resolution form).
                                          o  Mail us the slip (or your letter)
o  Mail us your application (and             and a check.
   resolution form) and a check.
--------------------------------------------------------------------------------
BY WIRE                                   BY WIRE

o  Call or write us for an account        o  Call to notify us of your incoming
   application (and a Corporate/             wire.
   Organization Resolution form, if
   applicable).                           o  Instruct your bank to wire your
                                             money to us.
o  Complete the application (and
   resolution form).

o  Call us to fax the completed
   application (and resolution
   form) and we will assign you an
   account number.

o  Mail us your original application
   (and resolution form).

o  Instruct your bank to wire your
   money to us.
--------------------------------------------------------------------------------
                                          BY SYSTEMATIC INVESTMENT

                                          o  Complete the Systematic
                                             Investment section of the
                                             application.

                                          o  Attach a voided check to your
                                             application.

                                          o  Mail us the completed application
                                             and the voided check.
--------------------------------------------------------------------------------

SYSTEMATIC INVESTMENTS. You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by Automated Clearing House ("ACH") payment. Systematic investments must be for at least $100. Please call the Transfer Agent at (888) 263-5593 for details.

LIMITATIONS ON PURCHASES. The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading.

CANCELLED OR FAILED PAYMENTS. The Fund accepts checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be cancelled. You will be responsible for any losses or expenses incurred by a Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

SELLING SHARES

The Fund processes redemption orders promptly and you will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. The Fund will redeem your shares when the redemption request is received; but, if you recently purchased your shares by check and the Fund has not yet collected payment for those shares, your redemption proceeds may be released when the Fund is reasonably satisfied that the check has cleared, which may take up to 15 calendar days.

--------------------------------------------------------------------------------
HOW TO SELL SHARES FROM YOUR ACCOUNT
--------------------------------------------------------------------------------
BY MAIL

     o    Prepare a written request including:
          o    Your name(s) and signature(s)
          o    Your account number
          o    The Fund name
          o    The dollar amount or number of shares you want to sell
          o    How and where to send your proceeds
     o    Obtain a signature guarantee (if required)
     o    Obtain other documentation (if required)
     o    Mail us your request and documentation
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HOW TO SELL SHARES FROM YOUR ACCOUNT (CONTINUED)
--------------------------------------------------------------------------------

BY WIRE

     o Wire requests are only available if you provided bank account information on your account application and your request is for $5,000 or more
     o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
     o    Mail us your request (See "By Mail")
--------------------------------------------------------------------------------
BY TELEPHONE

     o Call us with your request (unless you declined telephone redemption privileges on your account application)
     o    Provide the following information:
          o    Your account number
          o    Exact name(s) in which the account is registered
          o    Additional form of identification
     o    Your proceeds will be:
          o    Mailed to you OR
          o Wired to you (unless you did not provide bank account information on your account application) (See "By Wire")

--------------------------------------------------------------------------------
SYSTEMATICALLY

     o    Complete the systematic withdrawal section of the application
     o    Attach a voided check to your application
     o    Mail us your completed application
--------------------------------------------------------------------------------

TELEPHONE REDEMPTION PRIVILEGES. You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

WIRE REDEMPTIONS. You may have your redemption proceeds wired to you if you provided bank account information on your account application. The minimum amount you may redeem by wire is $5,000. If you wish to make your wire request by telephone, you must also have telephone redemption privileges.

IRA REDEMPTIONS. If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

SYSTEMATIC WITHDRAWAL. If you own shares of the Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments can be sent to your address of record by check or to a designated bank account by ACH payment. Systematic requests must be for at least $100.

SIGNATURE GUARANTEE REQUIREMENTS. To protect you and the Fund against fraud, certain redemption options will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. We will need written instructions signed by all registered owners, with a signature guarantee for each owner, for any of the following:

     o    Written requests to redeem $100,000 or more over any 30-day period;

     o    Redemption   from  an  account   for  which  the  address  or  account
          registration has changed within the last 30 days;

     o Sending redemption or distribution proceeds to any person, address, brokerage firm or bank account not on record; or

     o Sending redemption or distribution proceeds to an account with a different registration (name or ownership) from yours.

We reserve the right to require a signature guarantee(s) on all redemptions.

SMALL ACCOUNTS. If the value of your account falls below $2,000, the Fund may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND. The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions "in kind" usually occur if the amount requested is large enough to affect the Fund's operations (for example, if it represents more than 1 percent of the Fund's assets).

LOST ACCOUNTS. The Transfer Agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be cancelled.

EXCHANGE PRIVILEGES

You may sell your Fund shares and buy shares of any other series of Monteagle Funds, also known as an exchange, by telephone or in writing. Because exchanges are treated as a sale and purchase, they may have tax consequences.

REQUIREMENTS. You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

--------------------------------------------------------------------------------
HOW TO EXCHANGE
--------------------------------------------------------------------------------
BY MAIL

     o    Prepare a written request including:
          o    Your name(s) and signature(s)
          o    Your account number
          o    The names of the funds you are exchanging
          o    The  dollar  amount or  number  of  shares  you want to sell (and exchange)
     o If opening a new account, complete an account application if you are requesting different shareholder privileges
     o    Mail us your request and documentation
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HOW TO EXCHANGE (CONTINUED)
--------------------------------------------------------------------------------
BY TELEPHONE

     o Call us with your request (unless you declined telephone redemption privileges on your account application)
     o    Provide the following information:
          o    Your account number
          o    Exact name(s) in which account is registered
          o    Additional form of identification
--------------------------------------------------------------------------------

MARKET TIMING

Excessive, short-term market timing or other abusive trading practices may disrupt portfolio management strategies, may drive fund expenses higher, may increase taxable capital gains, and may harm fund performance (diluting the value of fund shares held by long-term investors).

It is the Trust's policy to strongly discourage abusive short-term trading or market timing in the Trust's funds. This policy and related procedures are designed to reduce, to the extent possible, investors from using the Fund for abusive short-term trading or market timing. To minimize harm to the Fund and its shareholders, the Trust reserves the right to reject any purchase order, including exchange purchases, for any reason without prior notice, particularly orders that the Trust believes are made on behalf of persons engaging in excessive shot-term trading.

Service providers to the Trust (primarily the Adviser and the Transfer Agent) are subject to this policy and will assist the Trust in undertaking steps necessary to implement this policy and related procedures. Trust service providers will assist the Trust in monitoring selected trades based on a shareholder's trading activity and history in an effort to detect short-term trading activities. If as a result of this monitoring the service providers believe a shareholder has engaged in abusive trading practices, they will inform the Trust's Chief Compliance Officer and may, after consultation with or at the discretion of the Trust's Chief Compliance Officer, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's account.

The ability to monitor trades that are placed by underlying shareholders of omnibus accounts maintained by trading platforms, brokers and the like is limited, as trading platforms, brokers, and retirement plan administrators often maintain the underlying shareholder transactions and do not disclose to the Trust or its service providers individual shareholder transaction information. If within one (1) business day of a financial intermediary's receipt of the order, the Trust believes abusive short-term trading or other policy violation is being conducted through or by a financial intermediary on an omnibus basis, any transactions processed through that same financial intermediary may be cancelled or rejected in whole or in part.

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTIONS

The Fund declares and pays distributions from net investment income quarterly. Any net capital gain realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The Fund intends to operate in a manner such that it will not be liable for Federal income or excise tax.

The Fund's distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income. The Fund's distributions of long-term capital gain, if any, generally are taxable to you as long-term capital gain regardless of how long you have held your shares of the Fund. Distributions may also be subject to state and local taxes.

If you purchase shares shortly before the Fund makes a distribution, you are taxed on the distribution even though the distribution may represent a return of your investment. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The Fund may be required to withhold Federal income tax at the rate of 30 percent of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your Federal income tax liability.

The Fund will mail you reports containing information about the income tax status of taxable distributions paid during the year shortly after December 31 of each year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table is intended to help you understand the Fund's financial performance. Total return in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all distributions). This information has been audited by Cohen Fund Audit Services, Ltd. (f.k.a. Cohen McCurdy, Ltd.) for the fiscal years ended December 31, 2004 - 2005, and the fiscal period ended August 31, 2006. Prior to 2004, the financial statements were audited by another independent registered public accounting firm. The Fund's financial statements and the auditors' report are included in the Annual Report, which is available upon request, without charge.

FINANCIAL HIGHLIGHTS FOR THE MONTEAGLE QUALITY GROWTH FUND

SELECTED DATA FOR A SINGLE SHARE


                                FOR THE
                                 EIGHT
                                 MONTHS                               YEAR ENDED
                                 ENDED      --------------------------------------------------------------
                                08/31/06*    12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD            $  7.90      $  7.69      $  7.40      $  6.16      $  7.77      $  9.26
                                -------      -------      -------      -------      -------      -------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment
  income/(loss)(h)                (0.00)(b)    (0.00)(c)     0.01        (0.01)       (0.01)          --
 Net realized and
  unrealized gain/(loss)
  on investments                  (0.15)        0.21         0.29         1.25        (1.60)       (1.47)
                                -------      -------      -------      -------      -------      -------
Total from investment
 operations                       (0.15)        0.21         0.30         1.24        (1.61)       (1.47)
                                -------      -------      -------      -------      -------      -------
LESS DIVIDENDS AND
 DISTRIBUTIONS
 Dividends from net
  investment income                  --        (0.00)(d)    (0.01)       (0.00)(e)       --           --
 Distributions from net
  realized capital gain              --           --           --           --           --        (0.02)
                                -------      -------      -------      -------      -------      -------
Total dividends
 and distributions                   --       (0.00)        (0.01)       (0.00)          --        (0.02)
                                -------      -------      -------      -------      -------      -------
NET ASSET VALUE,
 END OF PERIOD                  $  7.75      $  7.90      $  7.69      $  7.40      $  6.16      $  7.77
                                =======      =======      =======      =======      =======      =======
TOTAL RETURN(a)                  (1.90%)(g)    2.77%        4.11%       20.20%      (20.72%)     (15.82%)


22

FINANCIAL HIGHLIGHTS FOR THE MONTEAGLE QUALITY GROWTH FUND (CONTINUED)

SELECTED DATA FOR A SINGLE SHARE

                                FOR THE
                                 EIGHT
                                 MONTHS                               YEAR ENDED
                                 ENDED      --------------------------------------------------------------
                                08/31/06*    12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of
  period (in 000s)              $19,070      $19,278      $15,841      $13,140      $ 7,775      $ 9,289
 Ratio of operating expenses
  to average net assets
  including reimbursement/
  waiver of fees                  1.26%(f)     1.26%        1.25%        1.25%        1.20%        1.11%
 Ratio of operating expenses
  to average net assets
  excluding reimbursement/
  waiver of fees                  1.48%(f)     1.54%        1.69%        2.44%        2.64%        1.47%
 Ratio of net investment
  income/(loss) to average
  net assets including
  reimbursement/
  waiver of fees                 (0.08%)(f)   (0.04%)       0.19%       (0.11%)      (0.18%)      (0.06%)
 Portfolio turnover rate            63%          92%          94%          88%          58%          52%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.

(b)  Net investment loss per share was $(0.0042)

(c)  Net investment loss per share was $(0.0031)

(d)  Distributions per share were $(0.0032)

(e)  Distributions per share were $(0.0038)

(f)  Annualized

(g)  Not annualized

(h)  Net  investment   income/(loss)  per  share  is  based  on  average  shares
     outstanding during the period.

*    Fund changed fiscal year to August 31.

                      This Page Intentionally Left Blank.

--------------------------------------------------------------------------------
                     NOTICE OF PRIVACY POLICY AND PROCEDURES

At the Monteagle Funds, we are committed to protecting your financial privacy.

The personal information that we have about you comes directly from you. You disclosed much of this information on your mutual fund account application or we may have contacted you by telephone or mail for additional information.

We keep information about the investments you purchase, transactions and payment history. We may in extreme cases collect personal information from outside sources, including consumer reporting agencies.

We do not sell shareholder information to anyone. We do not disclose your personal information to companies or organizations not affiliated with us. We may use your personal information to communicate with you about your investments. In addition, we may, as permitted by law and without your prior permission, provide personal information about you contained in our records or files to persons or organizations such as:

     o Persons who perform business functions for us, such as third parties that provide assistance in processing and servicing your account;

     o    The Fund's investment adviser; and

     o    Regulatory or law-enforcement authorities.

We recognize the need to provide protection against unauthorized access to the information we collect, including that held in an electronic format on our computer systems. We maintain physical, electronic, and organizational safeguards to protect your personal information. We continually review our policies and practices, monitor our computer networks and test the strength of our security in order to help us ensure the safety of client information.

The Monteagle Funds consider privacy a fundamental right of shareholders and take seriously the obligation to safeguard shareholder information. We will adhere to the policies and practices above for both current and former shareholders. If you believe that any information about you is not accurate, please let us know.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

                           ANNUAL/SEMI-ANNUAL REPORTS

                  Each Fund will provide annual and semi-annual
              reports to shareholders that will provide additional
                information about the Fund's investments. In each
               Fund's annual report, you will find a discussion of
                 the market conditions and investment strategies
               that significantly affected the Fund's performances
                         during their last fiscal year.

                             STATEMENT OF ADDITIONAL
                               INFORMATION ("SAI")

                The SAI provides more detailed information about each Fund and it is hereby incorporated (legally part of this prospectus) by reference.

                              CONTACTING THE FUNDS

                 You can get free copies of both reports and the
                SAI, request other information and discuss your
                  questions about each Fund by contacting your
                             broker or the Funds at:

                                 MONTEAGLE FUNDS
                             6550 Directors Parkway
                              Abilene, Texas 79606
                                 (888) 263-5593
                             www.monteaglefunds.com

                             SECURITIES AND EXCHANGE
                             COMMISSION INFORMATION
                You can also review each Fund's reports, SAI and
                 other information about the Funds at the Public
                  Reference Room of the Securities and Exchange
                   Commission ("SEC"). The scheduled hours of
                  operation of the Public Reference Room may be
                 obtained by calling the SEC at (202) 551-8090.
               You can get copies of this information, for a fee,
                         by e-mailing or by writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: public info@sec.gov

                Free copies of the reports and SAI are available
                 from the SEC's Web site at: http://www.sec.gov

                    Investment Company Act File No. 811-08529

--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
                                MONTEAGLE FUNDS


                                 MONTEAGLE FIXED
                                   INCOME FUND


                              MONTEAGLE VALUE FUND


                               MONTEAGLE LARGE CAP
                                   GROWTH FUND


                                MONTEAGLE QUALITY
                                   GROWTH FUND


                                MONTEAGLE SELECT
                                   VALUE FUND





                                 MONTEAGLE FUNDS
                               6550 DIRECTORS PKWY
                                ABILENE, TX 79606
                             www.monteaglefunds.com



                                C/O ULTIMUS FUND
                                DISTRIBUTORS, LLC
                               225 PICTORIA DRIVE
                                    SUITE 450
                              CINCINNATI, OH 45246
                                 (888) 263-5593


--------------------------------------------------------------------------------

                          DECEMBER 21, 2006 SUPPLEMENT
                                       TO
                    MONTEAGLE SELECT VALUE FUND (the "Fund")
                       PROSPECTUS DATED DECEMBER 21, 2006

     On November 22, 2006 the Fund's Board of Trustees approved Ultimus Fund Distributors, LLC as distributor and principal underwriter for the Fund's shares, and Ultimus Fund Solutions, LLC as transfer agent for the Fund's shares. These changes become effective on February 2, 2007. Until February 2, 2007, the following disclosure replaces the disclosure in the Fund's current Prospectus dated December 21, 2006.

--------------------------------------------------------------------------------
                   THE FOLLOWING REPLACES THE SECTION ENTITLED
                            "OTHER SERVICE PROVIDERS"
                  (PAGE 10 OF THE PROSPECTUS UNTIL 02/02/07):
--------------------------------------------------------------------------------

     Citco Mutual Fund Distributors, Inc. (the "Distributor"), 83 General Warren Boulevard, Suite 200, Malvern, Pennsylvania 19355, is the sole distributor of shares of the Fund. The Distributor is a Delaware corporation, a broker-dealer registered with the SEC, and a member of the National Association of Securities Dealers. Employees of the Adviser may serve as registered representatives of the Distributor to facilitate distribution of shares of the Fund.

     The Distributor is a wholly-owned subsidiary of Citco Mutual Fund Services, Inc. ("CMFS"), a full service U.S. mutual fund back office servicing company which provides administration, fund accounting, transfer agency and dividend disbursing agency services to the Fund.

     The fees and other charges (except for any extraordinary expenses) associated with the Service Providers are paid by the Adviser.

--------------------------------------------------------------------------------
                   THE FOLLOWING REPLACES THE SECTION ENTITLED
                            "HOW TO CONTACT THE FUND"
                   (PAGE 12 OF THE PROSPECTUS UNTIL 02/02/07):
--------------------------------------------------------------------------------

HOW TO CONTACT THE FUND

WRITE TO US AT:
      Monteagle Funds
      6550 Directors Parkway
      Abilene, Texas 79606

OVERNIGHT ADDRESS:
      Monteagle Funds
      6550 Directors Parkway
      Abilene, Texas 79606

DISTRIBUTOR:
      Citco Mutual Fund Distributors, Inc.
      83 General Warren Blvd., Suite 200
      Malvern, Pennsylvania 19355

TELEPHONE US TOLL-FREE AT:
      (888) 263-5593

WIRE INVESTMENTS (OR ACH PAYMENTS) TO:
      Wachovia Bank NA
      ABA #031201467
      F/C Citco Mutual Fund Distributors, Inc.

FOR CREDIT TO:
      Account #2000021334711

FOR FURTHER CREDIT TO:
      The Monteagle Funds -
      Select Value Fund
      (Your Name)
      (Your Account Number)

--------------------------------------------------------------------------------
                   THE FOLLOWING REPLACES THE SECTION ENTITLED
                                 "IRA ACCOUNTS"
                  (PAGE 14 OF THE PROSPECTUS UNTIL 02/02/07):
--------------------------------------------------------------------------------

o IRA ACCOUNTS. Please note that a different procedure is used for opening Individual Retirement Accounts (IRAs). Please call Citco Mutual Fund Services, Inc. (the "Transfer Agent") at (888) 263-5593 for details.

--------------------------------------------------------------------------------
                   THE FOLLOWING REPLACES THE SECTION ENTITLED
                            "DISTRIBUTOR INFORMATION"
                 (BACK COVER OF THE PROSPECTUS UNTIL 02/02/07):
--------------------------------------------------------------------------------

                           MONTEAGLE FIXED INCOME FUND
                              MONTEAGLE VALUE FUND
                         MONTEAGLE LARGE CAP GROWTH FUND
                          MONTEAGLE QUALITY GROWTH FUND
                           MONTEAGLE SELECT VALUE FUND

                                 MONTEAGLE FUNDS
                             6550 DIRECTORS PARKWAY
                              ABILENE, TEXAS 79606
                             www.monteaglefunds.com

                    C/O CITCO MUTUAL FUND DISTRIBUTORS, INC.
                     83 GENERAL WARREN BOULEVARD, SUITE 200
                                MALVERN, PA 19355
                                 (888) 263-5593


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                               [GRAPHIC OMITTED]





                                   SELECT VALUE FUND
                                   PROSPECTUS
                                   DECEMBER 21, 2006














The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                 [GRAPHIC OMITTED]
                                                  MONTEAGLE FUNDS

================================================================================
TABLE OF CONTENTS
================================================================================

RISK/RETURN SUMMARY..........................................  1

PERFORMANCE..................................................  3

FEE TABLE....................................................  5

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT
     STRATEGIES AND PRINCIPAL RISKS..........................  6

MANAGEMENT...................................................  7

YOUR ACCOUNT.................................................  12

     General Information.....................................  12

     Buying Shares...........................................  13

     Selling Shares..........................................  16

     Exchange Privileges.....................................  19

OTHER INFORMATION............................................  21

FINANCIAL HIGHLIGHTS.........................................  22

NOTICE OF PRIVACY POLICY AND PROCEDURES......................  Inside
                                                               Back Cover

FOR MORE INFORMATION.........................................  Back Cover

     Types Of Information....................................  Back Cover

     Where You Can Get This Information......................  Back Cover

================================================================================
RISK/RETURN SUMMARY
================================================================================

  CONCEPTS TO UNDERSTAND

  VALUE INVESTING means to invest in stocks whose prices are low relative to stocks of comparable companies.

  COMMON STOCK is ownership shares in a corporation that are sold initially by the corporation and then traded by investors.

  PRICE/EARNINGS RATIO   means  the   ratio  of  a  company's   current   market
  capitalization divided by annual earnings per share.

  MARKET CAPITALIZATION of a company means the value of the company's common stock in the stock market.

INVESTMENT GOAL

The investment objective of the Monteagle Select Value Fund (the "Fund") is long-term capital appreciation. The Fund will provide at least sixty (60) days notice before changing this policy.

PRINCIPAL INVESTMENT
STRATEGY

The Fund uses a "value investing" style by investing, under normal circumstances, at least 80% of its assets in the common stock of domestic companies that the Adviser believes are under-priced relative to comparable securities determined by price/earnings ratios, cash flows or other measures. The Fund's Adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the Fund's Adviser establishes valuation parameters, by using relative ratios or target prices to evaluate companies on several levels. The Fund seeks to maintain a minimum average weighted market capitalization of $5 billion.

PRINCIPAL RISKS OF INVESTING IN THE FUND

You could lose money on your investment in the Fund and the Fund could under-perform other investments. The principal risks of investing in the Fund include:

     o    The stock market goes down;

     o The stock market continues to undervalue the stocks in the Fund's portfolio;

     o    The Adviser's  judgment as to the value of a stock proves to be wrong;
          and

     o The Fund's particular investment style falls out of favor with the market.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST IN THE FUND

You may want to purchase shares of the Fund if:

     o You are willing to tolerate significant changes in the value of your investment;

     o    You are pursuing a long-term goal; and

     o    You are willing to accept higher short-term risk.

The Fund may NOT be appropriate for you if:

     o You want an investment that pursues market trends or focuses only on particular sectors or industries;

     o    You need regular income or stability of principal; or

     o    You are pursuing a short-term goal or investing emergency reserves.

================================================================================
PERFORMANCE
================================================================================

The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

MONTEAGLE SELECT VALUE FUND

The following chart shows the annual total return of the Fund for each full calendar year the Fund has operated.


                               ANNUAL TOTAL RETURN

                                [GRAPHIC OMITTED]

     -3.96%     6.20%     14.08%    -11.66%     34.24%    15.18%      1.45%
      1999      2000       2001       2002       2003      2004       2005


During the period shown in the chart, the highest quarterly return was 19.63% (for the quarter ended June 30, 2003) and the lowest return was -22.30% (for the quarter ended September 30, 2002). The year-to-date (01/01/06 - 09/30/06) performance was 8.75%.

The following table compares the Fund's average annual total returns as of December 31, 2005, to the S&P Index(R) and the Russell 1000 Value Index(R). To calculate the figures in the table that present the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. In certain cases the figure representing "Return After Taxes on Distributions" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown. Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account ("IRA") or a 401(k) plan, this information does not apply to your investment because such accounts are subject to taxes only upon distribution.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED 12/31/2005:
                                                                       SINCE
MONTEAGLE SELECT VALUE FUND(4)               1 YEAR       5 YEAR    INCEPTION(1)
   Return Before Taxes                        1.45%        9.59%       5.23%
   Return After Taxes on Distributions        1.18%        9.23%       4.85%
   Return After Taxes on Distributions
    and Sale of Fund Shares                   1.25%        8.17%       4.32%

S&P 500 INDEX(R)(2)
 (reflects no deduction for fees,
 expenses or taxes)                           4.91%        0.54%       3.29%

RUSSELL 1000 VALUE INDEX(R)(3)
 (reflects no deduction for fees,
 expenses or taxes)                           7.05%        5.28%       5.80%

(1)  Since March 30, 1998.

(2) The S&P 500 Index(R) is the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stock. The index figures assume reinvestment of all dividends paid by stocks included in the index. One cannot invest directly in the index.

(3) The Russell 1000 Value Index(R) tracks stocks in the Russell 1000 Index(R) with lower price-to-book ratios and lower forecasted growth values. One cannot invest directly in the index.

(4) Reflects the return from March 30, 1998 to December 31, 2005 when Monteagle Select Value Fund was the Memorial Large Cap Value Equity Fund.

================================================================================
FEE TABLE
================================================================================

The following tables describe the fees and expenses that you will pay if you invest in the Fund.

  SHAREHOLDER FEES (fees paid directly from your investment)

  Maximum Sales Charge (Load) Imposed on Purchases                       None
  Maximum Deferred Sales Charge (Load)                                   None
  Maximum Sales Charge (Load) Imposed
   on Reinvested Distributions                                           None
  Redemption Fee                                                         None
  Exchange Fee                                                           None


  ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

  Management Fees1                                                      1.20%
  Distribution (12b-1) Fees                                              None
  Other Expenses2                                                       0.02%

  TOTAL ANNUAL FUND OPERATING EXPENSES                                  1.22%


1 Management fees include all investment advisory, custodial, administrative and other services.

2 Based on estimated amounts. The Fund's Adviser is responsible for paying all the Fund's expenses except taxes, interest, litigation expenses, independent Trustee expenses and other extraordinary expenses.

EXAMPLE:

The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes a $10,000 investment in the Fund, a 5 percent annual return, that the Fund's operating expenses remain the same as stated in the table above (before waivers and reimbursements) and reinvestment of all distributions and redemptions at the end of each period. Although your actual costs may be higher or lower, under these assumptions your costs would be:

             1 Year           3 Years           5 Years          10 Years

              $124             $387              $670             $1,477

================================================================================
INVESTMENT OBJECTIVES, PRINCIPAL
INVESTMENT STRATEGIES AND PRINCIPAL RISKS
================================================================================

INVESTMENT OBJECTIVE

The investment objective of the Fund is long-term capital appreciation. There is no assurance that the Fund will achieve this objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to attain its objective by investing, under normal circumstances, at least 80% of its assets in common stocks of domestic companies. For purposes of this policy, assets mean net assets plus borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders. The Fund seeks to maintain a minimum average weighted market capitalization of $5 billion.

Using a value approach, the Fund seeks to invest in stocks that are under-priced relative to other stocks, determined by price/earnings ratios, cash flows or other measures. The Fund's Adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the Fund's Adviser establishes valuation parameters, by using relative ratios or target prices to evaluate companies on several levels.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Statement of Additional Information ("SAI").

PRINCIPAL INVESTMENT RISKS

GENERALLY. There is no assurance that the Fund will achieve its investment objective, and the Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in the Fund may be worth less than its original value. The Fund, by itself, does not provide a complete investment program.

All investments made by the Fund have some risk. In addition to the specific risks outlined above, the market value of any security in which the Fund may invest is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of the issuer's worth.

The Fund may be an appropriate investment if you are seeking long-term growth in your investment, and are willing to tolerate significant fluctuations in the value of your investment in response to changes in the market value of the stocks the Fund holds. This type of market movement may affect the price of the securities of a single issuer, a segment of the domestic stock market or the entire market. The value of the Fund's investments could be impacted by changes in interest rates. The investment style for the Fund could fall out of favor with the market. In other words, if investors lose interest in "value" stocks, then the net asset value of the Fund could also decrease.

TEMPORARY DEFENSIVE POSITION. In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position and invest without limit in securities issued by the U.S. Government, cash or cash equivalents such as high quality money market instruments. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objectives.

================================================================================
MANAGEMENT
================================================================================

The business of Monteagle Funds (the "Trust") and the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and all other series of the Trust and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information regarding the Trustees, as well as executive officers, may be found in the SAI.

ADVISER

Parkway Advisors, L.P. ("Parkway Advisors" or the "Adviser"), 6550 Directors Parkway, Abilene, Texas 79606, serves as investment adviser to the Fund. Subject to the general control of the Board, the Adviser is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective, reviewing the investment strategies and policies of the Fund and advising the Board on the selection of sub-advisers.

Parkway Advisors is a wholly owned subsidiary of Directors Investment Group, Inc., a holding company of several businesses which include insurance companies. Prior to May 2001, Parkway Advisors was the investment management department of a related insurance company responsible for the management of assets for over 13 years. The investment management department spun out of the insurance company, organized Parkway Advisors in April of 2001 and has been registered with the SEC as an investment adviser since May 16, 2001. As of August 31, 2006, Parkway

Advisors manages client  portfolios with assets in excess of $626 million.  Carl
C. Peterson is its CEO & Principal, Theron R. Holladay, CFA is the VP & Chief Investment Officer and Paul B. Ordonio, Esq. is VP / Counsel & Chief Compliance Officer. They are responsible for direct management and operations of the portfolios. The Adviser is paid based on the following average daily net asset rate schedule:

                         FUND ASSETS                    FEE CAP

                       $1 - $25 million                 1.200%
                  $25,000,001 to $50 million            1.115%
                  $50,000,001 to $100 million           0.975%
                      Over  $100 million                0.875%


The Adviser pays all of the operating expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), fees and expenses of the non-interested person trustees and extraordinary expenses.

PORTFOLIO MANAGEMENT TEAM

The Fund is managed by a team. The portfolio investment team consists of Carl C. Peterson and Theron R. Holladay. They have been with the Adviser since inception and worked together with its predecessor operation. They are jointly and primarily responsible for the day-to-day management of the Fund (since 03/04). Messrs. Peterson and Holladay are Registered Representatives of the Fund's principal underwriter/ distributor since January 2003 so that they may participate in efforts to market the Fund.

Carl C. Peterson attended Texas A&M University and received a Bachelor of Business Administration degree in Accounting in 1983. His business background for preceding five (5) years includes the following: Parkway Advisors, L.P., CEO from 04/01 to present; Directors Investment Group, Inc., Director from 04/03 to present; Memorial Funds, President from 10/02 to present; Parkway Advisors Group, Inc., President from 04/01 to present; Parkway Advisors Holdings, Inc., President from 04/01 to present; Citco Mutual Fund Distributors, Inc.,
Registered  Representative  from  10/03  to  Present;  InCap  Securities,  Inc.,
Registered Representative from 01/03 to 10/03; Citizens Bank, N.A., Advisory Board Member from 06/99 to 04/01; Directors Air Corporation, Vice President/CFO from 12/96 to 04/01; Directors Capital Ventures, Inc., Vice President/CFO from 12/95 to 04/01; Directors Financial Management, L.P., Vice President/CFO from 12/95 to 04/01; Directors Real Estate Management, L.P., Vice President/CFO, from

12/95 to 04/01, Directors Travel, L.P., Vice President/CFO from 12/95 to 04/01; Texas Directors Life Insurance Company, Vice President/CFO from 01/92 to 04/01; Directors Holding Corporation, Vice President/CFO from 11/91 to 04/01; Directors Investment Group, Inc., Vice President/CFO from 11/91 to 04/01; Funeral Agency, Inc., Accountant from 09/89 to 04/01; Funeral Directors Life Insurance Co., Vice President/CFO from 08/88 to 04/01; Abilene Fireman's Relief and Retirement Fund, Trustee from 05/97 to 06/00; Affiliated Funeral Supply Co., Accountant from 02/89 to 11/96.

Theron R. Holladay, CFA attended Hardin-Simmons University and received a Bachelor of Business Administration degree in Finance in 1993. His business background for preceding five (5) years includes the following: Parkway Advisors, L.P., Chief Investment Officer from 04/01 to present; Parkway Advisors Group, Inc., Vice President from 04/01 to present; Parkway Advisors Holdings, Inc., Vice President from 04/01 to present; Citco Mutual Fund Distributors, Inc., Registered Representative from 10/03 to Present; InCap Securities, Inc., Registered Representative from 01/03 to 10/03; Funeral Directors Life Insurance Co., Portfolio Manager Analyst from 05/93 to 04/01; Abilene Fireman's Relief and Retirement Fund, Trustee from 06/00 to 03/01; Boy Scouts of America, Board Member from 01/96 to 01/97. Mr. Holladay is a Certified Financial Analyst.

Each annual report of the Fund will contain information about the factors that the Board of Trustees considered in approving the Fund's management and sub-advisory agreements. The SAI supplements this prospectus. It provides additional information about the Adviser, investment manager, and any portfolio managers: compensation, other accounts they manage, and their respective ownership of Fund shares.

SEC EXEMPTIVE ORDER

The Trust and the Adviser are applying for an exemptive order from the Securities and Exchange Commission ("SEC") that permits the Adviser, subject to certain conditions, to enter into agreements relating to the Fund with unaffiliated sub-advisers approved by the Board, without obtaining shareholder approval. The exemptive order would also permit the Adviser, subject to the approval of the Board but without shareholder approval, to employ new unaffiliated sub-advisers for new or existing funds, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Shareholders of the Fund have the right to terminate an agreement with a sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of the Fund. Shareholders will be notified of any sub-adviser changes. If the Adviser hires more than one sub-adviser for the Fund, the order also permits the Fund to disclose to shareholders the sub-advisers' fees only in the aggregate for the Fund.

Prior to October 2002, the Trust operated under an exemptive order covering sub-adviser matters. With the October 1, 2002 change in investment advisers, the Trust could no longer utilize the exemptive order specific to the previous Adviser. On November 29, 2002, shareholders instructed management to submit an application for an exemptive order on the same terms and conditions as the prior order. On October 23, 2003, the SEC proposed Rule 15a-5 under the Investment Company Act of 1940 that would allow funds to operate under conditions like those in the application for an exemptive order. The SEC staff was initially advised that the Trust and the Adviser wish to proceed with the application and that they have added a condition to the application providing that any exemptive order will terminate if and when Rule 15a-5 is adopted. In January 2005, the SEC staff provided comments on the application for exemption; and, in light of timing, the Trust deferred responding to the comments in anticipation of the rule being adopted. As of December 21, 2006, Rule 15a-5 is still being considered for adoption; however, there is no assurance the rule will be adopted or exemptive relief will be granted.

OTHER SERVICE PROVIDERS

Ultimus Fund Distributors, LLC (the "Distributor"), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, is the sole distributor of shares of the Fund. The Distributor is a limited liability company, a broker-dealer registered with the SEC, and a member of the National Association of Securities Dealers. Employees of the Adviser may serve as registered representatives of the Distributor to facilitate distribution of shares of the Fund.

The Distributor is a wholly-owned subsidiary of Ultimus Fund Solutions, LLC (the "Transfer Agent"), a full service U.S. mutual fund servicing company which provides fund administration, fund accounting, transfer agency and dividend disbursing agency services to the Fund.

The fees and other charges (except for any extraordinary expenses) associated with the Service Providers are paid by the Adviser.

FUND EXPENSES

The Adviser pays all of the operating expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), fees and expenses of the non-interested person trustees and extraordinary expenses. The Fund's expenses are capped at the levels in which it pays the Adviser (outlined above). In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. The Fund's expenses are comprised of expenses attributable to the Fund as well as expenses that are allocated among all series of the Trust. In addition to all of the operating expenses of the Fund, the Adviser is responsible for distribution expenses - including, among other things, it pays the expense of printing and mailing prospectuses and sales materials used for promotional purposes. The Adviser or the Sub-adviser (not the Fund) may, from its management fee, pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute or regulation.

================================================================================
YOUR ACCOUNT
================================================================================

GENERAL INFORMATION

You pay no sales charge to purchase or sell (redeem) shares of the Fund. You may purchase and sell shares at the net asset value ("NAV") of a share or the NAV next calculated after the Transfer Agent receives your completed application. If the Transfer Agent receives your completed application prior to 4:00 p.m., your transaction will be priced at that day's NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

You will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

The Fund reserves the right to impose minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

  HOW TO CONTACT THE FUND

  WRITE TO US AT:
     Monteagle Funds
     P.O. Box 46707
     Cincinnati, Ohio 45246-0707

  OVERNIGHT ADDRESS:
     Monteagle Funds
     225 Pictoria Drive, Suite 450
     Cincinnati, Ohio 45246

  DISTRIBUTOR:
     Ultimus Fund Distributors, LLC
     225 Pictoria Drive, Suite 450
     Cincinnati, Ohio 45246

  TELEPHONE US TOLL-FREE AT:
     (888) 263-5593

  WIRE INVESTMENTS
  (OR ACH PAYMENTS) TO:
     U.S. Bank NA
     ABA #042000013
     F/C Monteagle Funds

  FOR CREDIT TO:
     Account #130107148202
     FOR FURTHER CREDIT TO:
     THE MONTEAGLE FUNDS
     (YOUR NAME)
     (YOUR ACCOUNT NUMBER)

WHEN AND HOW NAV IS DETERMINED. The Fund calculates its NAV as of the close of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern Time) on each weekday except days when the Exchange is closed. The time at which NAV is calculated may change in case of an emergency or if the Exchange closes early. The Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. Securities for which market quotations are readily available are valued using the official closing price. If market quotations are not readily available or reliable, the Fund values securities at fair value, as determined by the Board (e.g., if the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund's NAV calculation). The NAV may be different if fair value is utilized rather than using market quotations.

TRANSACTIONS THROUGH THIRD PARTIES. If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Fund. Banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.

BUYING SHARES

HOW TO MAKE PAYMENTS. All investments must be in U.S. dollars and checks must be drawn on U.S. banks. The Fund does not accept cash, drafts, "starter" checks, travelers checks, credit card checks, post-dated checks, cashier's checks under $10,000, or money orders.

     o CHECKS. For individual, sole proprietorship, joint and Uniform Gifts to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA") accounts, the check must be made payable to "Monteagle Funds" or to one or more owners of the account and endorsed to "Monteagle Funds." For all other accounts, the check must be made payable on its face to "Monteagle Funds." No other method of check payment is acceptable (for instance, you may not pay by travelers check). The Transfer Agent will charge $25 against a shareholder's account for any check returned for insufficient funds.

          By sending your check to the Fund, please be aware that you are authorizing the Fund to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Fund receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Fund cannot post the transaction electronically, you authorize the Fund to present an image copy of your check for payment.

     o WIRES. Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

     o    IRA  Accounts.  Please  note that a  different  procedure  is used for
          opening  Individual   Retirement  Accounts  (IRAs).  Please  call  the
          Transfer Agent at (888) 263-5593 for details.

MINIMUM INVESTMENTS. The minimum initial investment for the Fund is $2,000. There is no minimum additional investment.

Management of the Fund may choose to waive the initial investment minimum.

ACCOUNT REQUIREMENTS

TYPE OF ACCOUNT                           REQUIREMENT

INDIVIDUAL, SOLE PROPRIETORSHIP AND       o  Instructions  must be signed by all
JOINT ACCOUNTS                               persons required to sign exactly
                                             as their names appear on the
Individual accounts are owned                account.
by one person, as are sole
proprietorship accounts.  Joint
accounts have two or more owners
(tenants).

GIFTS OR TRANSFERS TO A MINOR             o  Depending on state laws, you can
(UGMA, UTMA)                                 set up a custodial account under
                                             the UGMA or the UTMA.
These custodial accounts provide a
way to give money to a child and          o  The custodian must sign
obtain tax benefits.                         instructions in a manner
                                             indicating custodial capacity.

BUSINESS ENTITIES                         o  Submit a Corporate/Organization
                                             Resolution form or similar
                                             document.

TRUSTS                                    o  The trust must be established
                                             before an account can be opened.

                                          o  Provide a certified trust
                                             document, or the pages from the
                                             trust document that identify the
                                             trustees.

INVESTMENT PROCEDURES

HOW TO OPEN AN ACCOUNT                    HOW TO ADD TO YOUR ACCOUNT

BY CHECK                                  BY CHECK

o Call or write us for an account         o  Fill out an investment slip from
  application (and a Corporate/              a confirmation statement or write
  Organization Resolution form, if           us a letter.
  applicable).
                                          o  Write your account number on
o Complete the application (and               your check.
  resolution form).
                                          o  Mail us the slip (or your letter)
o  Mail us your application (and             and a check.
   resolution form) and a check.

BY WIRE                                   BY WIRE

o Call or write us for an account         o  Call to notify us of your incoming
  application (and a Corporate/              wire.
  Organization Resolution form, if
  applicable).                            o  Instruct your bank to wire your
                                             money to us.
o Complete the application (and
  resolution form).

o Call us to fax the completed
  application (and resolution
  form) and we will assign you an
  account number.

o Mail us your original application
  (and resolution form).

o Instruct your bank to wire your
  money to us.

                                          BY SYSTEMATIC INVESTMENT

                                          o  Complete the Systematic
                                             Investment section of the
                                             application.

                                          o  Attach a voided check to your
                                             application.

                                          o  Mail us the completed application
                                             and the voided check.

SYSTEMATIC INVESTMENTS. You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by Automated Clearing House ("ACH") payment. Systematic investments must be for at least $100. Please call the Transfer Agent at (888) 263-5593 for details.

LIMITATIONS ON PURCHASES. The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading.

CANCELLED OR FAILED PAYMENTS. The Fund accepts checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be cancelled. You will be responsible for any losses or expenses incurred by a Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

SELLING SHARES

The Fund processes redemption orders promptly and you will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. The Fund will redeem your shares when the redemption request is received; but, if you recently purchased your shares by check and the Fund has not yet collected payment for those shares, your redemption proceeds may be released when the Fund is reasonably satisfied that the check has cleared, which may take up to 15 calendar days.


HOW TO SELL SHARES FROM YOUR ACCOUNT

BY MAIL

     o    Prepare a written request including:
          o    Your name(s) and signature(s)
          o    Your account number
          o    The Fund name
          o    The dollar amount or number of shares you want to sell
          o    How and where to send your proceeds
     o    Obtain a signature guarantee (if required)
     o    Obtain other documentation (if required)
     o    Mail us your request and documentation

BY WIRE

     o Wire requests are only available if you provided bank account information on your account application and your request is for $5,000 or more
     o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
     o    Mail us your request (See "By Mail")

BY TELEPHONE

     o Call us with your request (unless you declined telephone redemption privileges on your account application)
     o    Provide the following information:
          o    Your account number
          o    Exact name(s) in which the account is registered
          o    Additional form of identification
     o    Your proceeds will be:
          o    Mailed to you OR
          o Wired to you (unless you did not provide bank account information on your account application) (See "By Wire")

SYSTEMATICALLY

     o    Complete the systematic withdrawal section of the application
     o    Attach a voided check to your application
     o    Mail us your completed application



TELEPHONE REDEMPTION PRIVILEGES. You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

WIRE REDEMPTIONS. You may have your redemption proceeds wired to you if you provided bank account information on your account application. The minimum amount you may redeem by wire is $5,000. If you wish to make your wire request by telephone, you must also have telephone redemption privileges.

IRA REDEMPTIONS. If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

SYSTEMATIC WITHDRAWAL. If you own shares of the Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments can be sent to your address of record by check or to a designated bank account by ACH payment. Systematic requests must be for at least $100.

SIGNATURE GUARANTEE REQUIREMENTS. To protect you and the Fund against fraud, certain redemption options will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. We will need written instructions signed by all registered owners, with a signature guarantee for each owner, for any of the following:

     o    Written requests to redeem $100,000 or more over any 30-day period;

     o    Redemption   from  an  account   for  which  the  address  or  account
          registration has changed within the last 30 days;

     o Sending redemption or distribution proceeds to any person, address, brokerage firm or bank account not on record; or

     o Sending redemption or distribution proceeds to an account with a different registration (name or ownership) from yours.

We reserve the right to require a signature guarantee(s) on all redemptions.

SMALL ACCOUNTS. If the value of your account falls below $2,000, the Fund may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND. The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions "in kind" usually occur if the amount requested is large enough to affect the Fund's operations (for example, if it represents more than 1 percent of the Fund's assets).

LOST ACCOUNTS. The Transfer Agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be cancelled.

EXCHANGE PRIVILEGES

You may sell your Fund shares and buy shares of any other series of the Monteagle Funds, also known as an exchange, by telephone or in writing. Because exchanges are treated as a sale and purchase, they may have tax consequences.

REQUIREMENTS. You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

HOW TO EXCHANGE

 BY MAIL

     o    Prepare a written request including:
          o    Your name(s) and signature(s)
          o    Your account number
          o    The names of the funds you are exchanging
          o The dollar amount or number of shares you want to sell (and exchange)
     o If opening a new account, complete an account application if you are requesting different shareholder privileges
     o    Mail us your request and documentation

 BY TELEPHONE

     o Call us with your request (unless you declined telephone redemption privileges on your account application)
     o    Provide the following information:
          o    Your account number
          o    Exact name(s) in which account is registered
          o    Additional form of identification

MARKET TIMING

Excessive, short-term market timing or other abusive trading practices may disrupt portfolio management strategies, may drive fund expenses higher, may increase taxable capital gains, and may harm fund performance (diluting the value of fund shares held by long-term investors).

It is the Trust's policy to strongly discourage abusive short-term trading or market timing in the Trust's funds. This policy and related procedures are designed to reduce, to the extent possible, investors from using the Fund for abusive short-term trading or market timing. To minimize harm to the Fund and its shareholders, the Trust reserves the right to reject any purchase order, including exchange purchases, for any reason without prior notice, particularly orders that the Trust believes are made on behalf of persons engaging in excessive shot-term trading.

Service providers to the Trust (primarily the Adviser and the Transfer Agent) are subject to this policy and will assist the Trust in undertaking steps necessary to implement this policy and related procedures. Trust service providers will assist the Trust in monitoring selected trades based on a shareholder's trading activity and history in an effort to detect short-term trading activities. If as a result of this monitoring the service providers believe a shareholder has engaged in abusive trading practices, they will inform the Trust's Chief Compliance Officer and may, after consultation with or at the discretion of the Trust's Chief Compliance Officer, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's account.

The ability to monitor trades that are placed by underlying shareholders of omnibus accounts maintained by trading platforms, brokers and the like is limited, as trading platforms, brokers, and retirement plan administrators often maintain the underlying shareholder transactions and do not disclose to the Trust or its service providers individual shareholder transaction information. If within one (1) business day of a financial intermediary's receipt of the order, the Trust believes abusive short-term trading or other policy violation is being conducted through or by a financial intermediary on an omnibus basis, any transactions processed through that same financial intermediary may be cancelled or rejected in whole or in part.

================================================================================
OTHER INFORMATION
================================================================================

DISTRIBUTIONS

The Fund declares and pays distributions from net investment income quarterly. Any net capital gain realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.


TAXES

The Fund intends to operate in a manner such that it will not be liable for Federal income or excise tax.

The Fund's distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income. The Fund's distributions of long-term capital gain, if any, generally are taxable to you as long-term capital gain regardless of how long you have held your shares of the Fund. Distributions may also be subject to state and local taxes.

If you purchase shares shortly before the Fund makes a distribution, you are taxed on the distribution even though the distribution may represent a return of your investment. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The Fund may be required to withhold Federal income tax at the rate of 30 percent of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your Federal income tax liability.

The Fund will mail you reports containing information about the income tax status of distributions paid during the year shortly after December 31 of each year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

The following table is intended to help you understand the Fund's financial performance. Total return in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all distributions). This information has been audited by Cohen Fund Audit Services, Ltd. (f.k.a. Cohen McCurdy, Ltd.) for the fiscal years ended December 31, 2004 - 2005, and the fiscal period ended August 31, 2006. Prior to 2004, the financial statements were audited by another independent public accounting firm. The Fund's financial statements and the auditors' report are included in the Annual Report, which is available upon request, without charge.

FINANCIAL HIGHLIGHTS FOR THE MONTEAGLE SELECT VALUE FUND

SELECTED DATA FOR A SINGLE SHARE
                                          FOR THE
                                           EIGHT
                                           MONTHS                             YEAR ENDED
                                           ENDED      =======================================================
                                         08/31/06*    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
=============================================================================================================
NET ASSET VALUE,
  BEGINNING OF PERIOD                     $ 13.48     $  13.51   $  11.84   $   8.95   $  10.26   $   9.12
                                          -------     --------   --------   --------   --------   --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income(c)                   0.12         0.11       0.12       0.14       0.12       0.13
  Net realized and unrealized
    gain/(loss) on investments               0.50         0.08       1.67       2.90      (1.31)      1.15
                                          -------     --------   --------   --------   --------   --------
Total from investment
  operations                                 0.62         0.19       1.79       3.04      (1.19)      1.28
                                          -------     --------   --------   --------   --------   --------
LESS DIVIDENDS AND
  DISTRIBUTIONS
  Dividends from net
   investment income                        (0.08)       (0.11)     (0.12)     (0.15)     (0.12)     (0.14)
  Distributions from net
   realized capital gain                       --        (0.11)        --         --         --         --
                                          -------     --------   --------   --------   --------   --------
Total dividends
  and distributions                         (0.08)       (0.22)     (0.12)     (0.15)      (0.12)   (0.14)
                                          -------     -------    -------    -------    -------    -------
NET ASSET VALUE,
  END OF PERIOD                           $ 14.02     $  13.48   $  13.51   $  11.84   $   8.95   $  10.26
                                          =======     ========   ========   ========   ========   ========
TOTAL RETURN(a)                              4.60%        1.45%     15.18%     34.24%    (11.66%)    14.08%

FINANCIAL HIGHLIGHTS FOR THE MONTEAGLE SELECT VALUE FUND (CONTINUED)

SELECTED DATA FOR A SINGLE SHARE
                                          FOR THE
                                           EIGHT
                                           MONTHS                             YEAR ENDED
                                           ENDED      =======================================================
                                         08/31/06*    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
=============================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of
   period (in 000s)                       $16,065     $ 16,120   $  7,763   $  3,985   $  2,634   $  3,210
  Ratio of operating expenses
   to average net assets
   including reimbursement/
   waiver of fees                            1.26%(b)     1.26%      1.17%      1.25%      1.20%      1.09%
  Ratio of operating expenses
   to average net assets
   excluding reimbursement/
   waiver of fees                            1.49%(b)     1.66%      1.78%      3.87%      5.06%      1.82%
  Ratio of net investment
   income/(loss) to average
   net assets including
   reimbursement/
   waiver of fees                            1.25%(b)     0.93%      0.98%      1.44%      1.13%      1.26%
  Portfolio turnover rate                      31%          71%        69%        26%        90%        45%



(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.

(b)  Annualized

(c) Net investment income per share is based on average shares outstanding during the period.

*    Fund changed fiscal year end to August 31.

                      This Page Intentionally Left Blank.

================================================================================
                     NOTICE OF PRIVACY POLICY AND PROCEDURES

At the Monteagle Funds, we are committed to protecting your financial privacy.

The personal information that we have about you comes directly from you. You disclosed much of this information on your mutual fund account application or we may have contacted you by telephone or mail for additional information.

We keep information about the investments you purchase, transactions and payment history. We may in extreme cases collect personal information from outside sources, including consumer reporting agencies.

We do not sell shareholder information to anyone. We do not disclose your personal information to companies or organizations not affiliated with us. We may use your personal information to communicate with you about your investments. In addition, we may, as permitted by law and without your prior permission, provide personal information about you contained in our records or files to persons or organizations such as:

     o Persons who perform business functions for us, such as third parties that provide assistance in processing and servicing your account;

     o    The Fund's investment adviser; and

     o    Regulatory or law-enforcement authorities.

We recognize the need to provide protection against unauthorized access to the information we collect, including that held in an electronic format on our computer systems. We maintain physical, electronic, and organizational safeguards to protect your personal information. We continually review our policies and practices, monitor our computer networks and test the strength of our security in order to help us ensure the safety of client information.

The Monteagle Funds consider privacy a fundamental right of shareholders and take seriously the obligation to safeguard shareholder information. We will adhere to the policies and practices above for both current and former shareholders. If you believe that any information about you is not accurate, please let us know.

================================================================================

                            ========================
                              FOR MORE INFORMATION
                            ========================

                           ANNUAL/SEMI-ANNUAL REPORTS
                  Each Fund will provide annual and semi-annual
              reports to shareholders that will provide additional
                information about the Fund's investments. In each
               Fund's annual report, you will find a discussion of
                 the market conditions and investment strategies
               that significantly affected the Fund's performances
                         during their last fiscal year.

                             STATEMENT OF ADDITIONAL
                               INFORMATION ("SAI")
                The SAI provides more detailed information about
                each Fund and it is hereby incorporated (legally
                     part of this prospectus) by reference.

                              CONTACTING THE FUNDS
                 You can get free copies of both reports and the
                SAI, request other information and discuss your
                  questions about each Fund by contacting your
                             broker or the Funds at:

                                 MONTEAGLE FUNDS
                             6550 Directors Parkway
                              Abilene, Texas 79606
                                 (888) 263-5593
                             www.monteaglefunds.com

                             SECURITIES AND EXCHANGE
                             COMMISSION INFORMATION
                You can also review each Fund's reports, SAI and
                 other information about the Funds at the Public
                  Reference Room of the Securities and Exchange
                   Commission ("SEC"). The scheduled hours of
                  operation of the Public Reference Room may be
                 obtained by calling the SEC at (202) 551-8090.
               You can get copies of this information, for a fee,
                         by e-mailing or by writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: public info@sec.gov

                Free copies of the reports and SAI are available
                 from the SEC's Web site at: http://www.sec.gov

                    Investment Company Act File No. 811-08529







                                [GRAPHIC OMITTED]
                                 MONTEAGLE FUNDS





                                 MONTEAGLE FIXED
                                   INCOME FUND

                              MONTEAGLE VALUE FUND

                               MONTEAGLE LARGE CAP
                                   GROWTH FUND

                                MONTEAGLE QUALITY
                                   GROWTH FUND

                                MONTEAGLE SELECT
                                   VALUE FUND




                                 MONTEAGLE FUNDS
                               6550 DIRECTORS PKWY
                                ABILENE, TX 79606
                             www.monteaglefunds.com



                                C/O ULTIMUS FUND
                                DISTRIBUTORS, LLC
                               225 PICTORIA DRIVE
                                    SUITE 450
                              CINCINNATI, OH 45246
                                 (888) 263-5593